UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number   811-06566
                                                  ---------------

                           Phoenix Multi-Series Trust
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Kevin J. Carr, Esq.
 Vice President, Chief Legal Officer,                 John H. Beers, Esq.
 Counsel and Secretary for Registrant             Vice President and Counsel
    Phoenix Life Insurance Company              Phoenix Life Insurance Company
           One American Row                            One American Row
        Hartford, CT 06103-2899                     Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: October 31
                                               -----------

                    Date of reporting period: April 30, 2007
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                               [GRAPHIC OMITTED]
                                                                         PHOENIX
--------------------------------------------------------------------------------

                                                               SEMIANNUAL REPORT


Phoenix Multi-Sector Fixed Income Fund

Phoenix Multi-Sector Short Term Bond Fund


                          |              |WOULDN'T YOU RATHER HAVE THIS
                          |              |DOCUMENT E-MAILED TO YOU?
TRUST NAME:               |              |ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
PHOENIX MULTI-SERIES TRUST|April 30, 2007|E-DELIVERY AT PHOENIXFUNDS.COM
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Glossary .........................................................    2
Disclosure of Fund Expenses ......................................    3
Phoenix Multi-Sector Fixed Income Fund ...........................    4
Phoenix Multi-Sector Short Term Bond Fund ........................   16
Notes to Financial Statements ....................................   33
Board of Trustees' Consideration of Investment Advisory Agreements   38
Results of Shareholder Meeting ...................................   40


         -----------------------------------------------------------------
         MUTUAL FUNDS ARE NOT INSURED BY THE FDIC; ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF A BANK AND ARE NOT GUARANTEED BY A BANK; AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED.
         -----------------------------------------------------------------


--------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------


   This report is not authorized for distribution to prospective investors in the Phoenix Multi-Series Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE TO SHAREHOLDERS


DEAR PHOENIXFUNDS SHAREHOLDER:

     We are pleased to provide this report for the six months ended April 30, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period.

      At Phoenix, we strive to provide investors with CHOICE. Our multi-manager approach provides individual investors with access to a variety of investment managers, including some they might otherwise not have access to--managers who are usually available only to larger institutional investors. I am pleased that our fund family, PhoenixFunds, can offer you the ability to invest in funds managed by more than a dozen different management teams, including both Phoenix affiliates and outside sub-advisers.

      We also make diversification easy, with a wide array of investment options--including numerous equity, fixed income and money market funds. For those looking to simplify the investment selection process, we offer Phoenix PHOLIOs(SM) (Phoenix Lifecycle Investment Options). Each PHOLIO is a broadly diversified portfolio of mutual funds that enables investors to gain exposure to a variety of investment options (such as equity, international/global, balanced, alternative and fixed income). Phoenix PHOLIOs were designed to help investors stay on track over time, with a targeted asset allocation mix that is rebalanced regularly.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. This can be an effective way to help ensure that your investments are aligned with your financial objectives.

      For more information on the mutual funds including PHOLIOs that we currently offer, I invite you to visit our Web site, at PHOENIXFUNDS.COM.

      As the new president and chief operating officer of Phoenix Investment Partners, Ltd., I would like to thank you for incorporating PhoenixFunds into your financial strategy. It's our privilege to serve you.

Sincerely yours,


/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

MAY 2007

GLOSSARY


FGIC
Financial Guaranty Insurance Company

FHLB
Federal Home Loan Bank

FHLMC (FEDERAL HOME LOAN MORTGAGE CORPORATION)
Government-chartered corporation that buys qualified mortgage loans from the financial institutions that originate them, securitizes the loans and distributes the securities through the dealer community. The securities are not backed by the U.S. Government, and their market value prior to maturity is not guaranteed and will fluctuate.

FNMA OR "FANNIE MAE" (FEDERAL NATIONAL MORTGAGE ASSOCIATION)
A congressionally chartered corporation which buys mortgages on the secondary market, pools them and sells them as mortgage-backed securities to investors on the open market. Monthly principal and interest payments are guaranteed by FNMA but not the U.S. government.

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE" (GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)
A wholly-owned U.S. government corporation within the Department of Housing and Urban Development, which guarantees the timely payment of principal and interest on securities that are issued by private institutions and are backed by pools of federally-issued or guaranteed mortgage loans.

JPY
Japanese Yen

MBIA
Municipal Bond Insurance Association

PAYMENT-IN-KIND SECURITY (PIK)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

USD
United States Dollar

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

PHOENIX MULTI-SERIES TRUST


DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF OCTOBER 31, 2006 TO APRIL 30, 2007)
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of a Fund in the Multi-Series Trust, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B, Class C and Class T shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Multi-Series Trust Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

EXPENSE TABLE
--------------------------------------------------------------------------------
                        Beginning         Ending              Expenses
                         Account          Account  Annualized   Paid
                          Value            Value     Expense   During
                        10/31/06          4/30/07     Ratio    Period*
--------------------------------------------------------------------------------
MULTI-SECTOR FIXED INCOME FUND
--------------------------------------------------------------------------------
ACTUAL
Class A.............   $1,000.00        $1,051.30     1.17%    $5.95
Class B.............    1,000.00         1,047.50     1.92      9.75
Class C.............    1,000.00         1,047.20     1.92      9.75

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A.............    1,000.00         1,018.92     1.17      5.87
Class B.............    1,000.00         1,015.16     1.92      9.64
Class C.............    1,000.00         1,015.16     1.92      9.64

--------------------------------------------------------------------------------
MULTI-SECTOR SHORT TERM BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class A.............   $1,000.00        $1,029.80     1.14%    $5.74
Class B.............    1,000.00         1,027.40     1.63      8.19
Class C.............    1,000.00         1,028.30     1.38      6.94
Class T.............    1,000.00         1,028.00     1.88      9.45

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A.............    1,000.00         1,019.07     1.14      5.72
Class B.............    1,000.00         1,016.61     1.63      8.18
Class C.............    1,000.00         1,017.87     1.38      6.93
Class T.............    1,000.00         1,015.36     1.88      9.44


* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND OUT MORE INFORMATION ABOUT THE FUNDS' EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX MULTI-SECTOR FIXED INCOME FUND

--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                          4/30/07
--------------------------------------------------------------------------------
As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                Domestic Corporate Bonds                     25%
                Foreign Government Securities                20
                Domestic Loan Agreements                     11
                Foreign Corporate Bonds                      11
                Non-Agency Mortgage-Backed Securities         9
                Agency Mortgage-Backed Securities             8
                U.S. Government Securities                    5
                Other (includes short-term investments)      11

                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2007
                                   (UNAUDITED)

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
U.S. GOVERNMENT SECURITIES--4.7%

U.S. Treasury Bonds--2.3%
U.S. Treasury Bond 5.375%, 2/15/31 ..............  $     550     $    589,274
U.S. Treasury Bond 4.50%, 2/15/36 ...............      1,500        1,422,891
U.S. Treasury Bond 4.75%, 2/15/37 ...............      1,525        1,509,036
                                                                 ------------
                                                                    3,521,201
                                                                 ------------
U.S. TREASURY NOTES--2.4%
U.S. Treasury Note 4.625%, 11/15/16 .............         65           64,980
U.S. Treasury Note 4.625%, 2/15/17 ..............      3,680        3,678,274
                                                                 ------------
                                                                    3,743,254
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $7,273,078)                                        7,264,455
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--8.5%

FNMA 5.50%, 4/1/34 ..............................        161          159,327
FNMA 5.50%, 6/1/34 ..............................      1,242        1,231,279
FNMA 6%, 8/1/34 .................................      1,166        1,180,390
FNMA 5.50%, 1/1/35 ..............................      2,707        2,683,280
FNMA 5.50%, 2/1/35 ..............................      1,060        1,050,888
FNMA 6%, 3/1/36 .................................        807          813,832
FNMA 6.50%, 8/1/36 ..............................      1,312        1,340,003
FNMA 6%, 10/1/36 ................................      1,947        1,962,399
FNMA 6%, 1/1/37 .................................        480          483,917
FNMA 04-W6, 1A4, 5.50%, 7/25/34 .................      1,149        1,153,476


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
FNMA 05-57, CK 5%, 7/25/35 ......................  $     670     $    666,536
FNMA 05-74, AG 5%, 9/25/35 ......................        497          493,837
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,243,311)                                      13,219,164
-----------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED
SECURITIES--2.9%

FHLMC 5.375%, 1/9/14 ............................      1,140        1,140,197
FHLMC 5.20%, 3/5/19 .............................      1,900        1,870,761
FHLMC 5.30%, 5/12/20 ............................      1,500        1,469,357
-----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,461,208)                                        4,480,315
-----------------------------------------------------------------------------

MUNICIPAL BONDS--1.5%

FLORIDA--1.3%
University of Miami Taxable Series A
7.65%, 4/1/20 (MBIA Insured) ....................      2,000        2,020,880

SOUTH DAKOTA--0.2%
South Dakota State Educational Enhancement
Funding Corp. Taxable Series A
6.72%, 6/1/25 ...................................        299          299,646
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,300,106)                                        2,320,526
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
ASSET-BACKED SECURITIES--2.1%

Bear Stearns Structured Products, Inc.
05-20N B 144A 8.82%, 10/25/45(b)(c) .............  $     750     $    699,844

Bombardier Capital Mortgage Securitization
Corp. 99-A, A3 5.98%, 1/15/18 ...................      1,006          941,499

Green Tree Financial Corp. 99-2 M2
7.21%, 12/1/30(r) ...............................        821          151,881

IndyMac Manufactured Housing Contract 98-1,
A3 6.37%, 9/25/28 ...............................        839          832,336

Lehman XS Net Interest Margin 06-GPM7,
A1 144A 6.25%, 12/28/46(b) ......................        398          396,883

MASTR Alternative Net Interest Margin 06-6,
N1 144A 6.32%, 9/26/46(b)(c) ....................        192          181,147
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,244,592)                                        3,203,590
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--25.3%

AEROSPACE & DEFENSE--0.8%
DRS Technologies, Inc. 6.625%, 2/1/16 ...........        500          507,500
L-3 Communications Corp. 6.125%, 1/15/14 ........        550          544,500

L-3 Communications Corp. Series B
6.375%, 10/15/15 ................................        250          250,000
                                                                 ------------
                                                                    1,302,000
                                                                 ------------
AIRLINES--2.5%
American Airlines, Inc. 01-1
6.977%, 11/23/22 ................................      1,798        1,794,691

Continental Airlines, Inc. 98-1A
6.648%, 3/15/19 .................................        531          550,980

United Airlines, Inc. 00-2 7.032%, 4/1/12 .......        911          927,230
United Airlines, Inc. 01-1 6.071%, 9/1/14 .......        589          593,483
                                                                 ------------
                                                                    3,866,384
                                                                 ------------
APPLICATION SOFTWARE--0.2%
Intuit, Inc. 5.75%, 3/15/17 .....................        265          262,913

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co. 7.45%, 7/16/31 ...................        375          298,594

AUTOMOTIVE RETAIL--0.3%
Hertz Corp. 8.875%, 1/1/14 ......................        350          378,875
Hertz Corp. 10.50%, 1/1/16 ......................        100          114,500
                                                                 ------------
                                                                      493,375
                                                                 ------------


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
BROADCASTING & CABLE TV--2.1%
CCH I Holdings LLC 11.75%, 5/15/14(c) ...........  $     175     $    175,000

CCH I Holdings LLC/CCH I Holdings
Capital Corp. 11%, 10/1/15 ......................        375          399,375

Comcast Cable Holdings LLC
7.875%, 8/1/13 ..................................        500          561,684

COX Communications, Inc. 5.45%, 12/15/14 ........        375          371,693

DIRECTV Holdings LLC/DIRECTV Financing
Co., Inc. 6.375%, 6/15/15 .......................      1,000          967,500

Echostar DBS Corp. 6.625%, 10/1/14 ..............        600          610,500
PanAmSat Corp. 9%, 6/15/16 ......................        200          220,250
                                                                 ------------
                                                                    3,306,002
                                                                 ------------
BUILDING PRODUCTS--1.1%
Esco Corp. 144A 8.625%, 12/15/13(b) .............        600          636,000
Masco Corp. 5.85%, 3/15/17 ......................        540          534,184
Owens Corning, Inc. 144A 6.50%, 12/1/16(b) ......        495          505,381
                                                                 ------------
                                                                    1,675,565
                                                                 ------------
CASINOS & GAMING--1.1%
Harrah's Operating Co., Inc. 5.625%, 6/1/15 .....        225          193,802
MGM MIRAGE 8.50%, 9/15/10 .......................        250          269,375

Pokagon Gaming Authority 144A
10.375%, 6/15/14(b) .............................        125          140,625

River Rock Entertainment Authority
9.75%, 11/1/11 ..................................        250          265,937

Seminole Hard Rock Entertainment, Inc./
Seminole Hard Rock International LLC
144A 7.848%, 3/15/14(b)(c) ......................         75           77,250

Station Casinos, Inc. 6.875%, 3/1/16 ............        750          708,750
                                                                 ------------
                                                                    1,655,739
                                                                 ------------
CONSUMER FINANCE--2.6%
Ford Motor Credit Co. 8.36%, 11/2/07(c) .........        150          151,452
Ford Motor Credit Co. 7.875%, 6/15/10 ...........        385          387,308
Ford Motor Credit Co. LLC 8.625%, 11/1/10 .......        395          404,678
Ford Motor Credit Co. LLC 9.875%, 8/10/11 .......        220          234,473

Ford Motor Credit Co. LLC
9.806%, 4/15/12(c) ..............................         55           58,842

GMAC LLC 7.25%, 3/2/11 ..........................      1,000        1,017,541
GMAC LLC 6.875%, 9/15/11 ........................        275          276,181
GMAC LLC 6%, 12/15/11 ...........................      1,000          974,660

                        See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
CONSUMER FINANCE--CONTINUED
Residential Capital LLC 6.875%, 6/30/15 .........  $     305     $    309,326
SLM Corp. 5.45%, 4/25/11 ........................        300          289,186
                                                                 ------------
                                                                    4,103,647
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Western Union Co. (The) 5.93%, 10/1/16 ..........        560          564,987

DISTILLERS & VINTNERS--0.2%
Constellation Brands, Inc. 7.25%, 9/1/16 ........        220          224,950

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.9%
Mobile Mini, Inc. 9.50%, 7/1/13 .................        975        1,067,303
Mobile Mini, Inc. 144A 6.875%, 5/1/15(b) ........        250          251,250
                                                                 ------------
                                                                    1,318,553
                                                                 ------------
DIVERSIFIED METALS & MINING--1.2%
Freeport-McMoRan Copper & Gold, Inc. ............
(Indonesia) 6.875%, 2/1/14(d) ...................        320          331,600

Glencore Funding LLC 144A 6%, 4/15/14(b) ........      1,000          999,997
Neenah Foundary Co. 9.50%, 1/1/17 ...............        500          510,000
                                                                 ------------
                                                                    1,841,597
                                                                 ------------
ELECTRIC UTILITIES--0.7%
Midwest Generation LLC 8.75%, 5/1/34 ............      1,000        1,110,000

ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
General Cable Corp. 144A 7.125%, 4/1/17(b) ......        500          510,000

GAS UTILITIES--0.3%
AmeriGas Partners LP 7.25%, 5/20/15 .............        500          511,250

HEALTH CARE FACILITIES--0.8%
Concentra Operating Corp. 9.125%, 6/1/12 ........        500          536,250
Psychiatric Solutions, Inc. 7.75%, 7/15/15 ......        375          385,313
Tenet Healthcare Corp. 9.875%, 7/1/14 ...........        375          386,250
                                                                 ------------
                                                                    1,307,813
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.8%
Royal Caribbean Cruises Ltd. 6.875%, 12/1/13 ....      1,250        1,289,250

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Panama S.A. 144A 6.35%, 12/21/16(b) .........        225          218,699

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
Embarq Corp. 7.082%, 6/1/16 .....................        325          336,331
Windstream Corp. 8.625%, 8/1/16 .................        500          551,250
Windstream Corp. 144A 7%, 3/15/19(b) ............        250          252,500
                                                                 ------------
                                                                    1,140,081
                                                                 ------------


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
INVESTMENT BANKING & BROKERAGE--0.3%
Merrill Lynch & Co., Inc. 6.11%, 1/29/37 ........  $     500     $    498,411

LIFE SCIENCES TOOLS & SERVICES--0.4%
Fisher Scientific International, Inc. ...........
6.75%, 8/15/14 ..................................        600          620,818

METAL & GLASS CONTAINERS--0.4%
Plastipak Holdings, Inc. 144A
8.50%, 12/15/15(b) ..............................        500          537,500

MORTGAGE REITS--0.7%
iStar Financial, Inc. 5.95%, 10/15/13 ...........      1,000        1,015,018

MOVIES & ENTERTAINMENT--0.5%
Time Warner, Inc. 6.875%, 5/1/12 ................        370          394,428
Viacom, Inc. 6.25%, 4/30/16 .....................        375          381,049
                                                                 ------------
                                                                      775,477
                                                                 ------------
OFFICE ELECTRONICS--0.2%
Xerox Corp. 6.75%, 2/1/17 .......................        350          370,785

OIL & GAS EXPLORATION & PRODUCTION--0.7%
Denbury Resources, Inc. 7.50%, 4/1/13 ...........        600          613,500
Swift Energy Co. 7.625%, 7/15/11 ................        500          512,500
                                                                 ------------
                                                                    1,126,000
                                                                 ------------
OIL & GAS STORAGE & TRANSPORTATION--0.3%
Kinder Morgan Management LLC
5.70%, 1/5/16(q) ................................        400          383,724

PACKAGED FOODS & MEATS--0.3%
Tyson Foods, Inc. 6.85%, 4/1/16 .................        400          419,000

PAPER PRODUCTS--0.7%
Abitibi-Consolidated Finance LP
7.875%, 8/1/09 ..................................        375          376,875

Verso Paper Holdings LLC & Verso
Paper, Inc. 144A 11.375%, 8/1/16(b) .............        725          779,375
                                                                 ------------
                                                                    1,156,250
                                                                 ------------
PUBLISHING--0.7%
Idearc, Inc. 144A 8%, 11/15/16(b) ...............        500          523,750

Reader's Digest Association, Inc. (The)
144A 9%, 2/15/17(b) .............................        500          492,500
                                                                 ------------
                                                                    1,016,250
                                                                 ------------
SEMICONDUCTORS--0.5%
Freescale Semiconductor, Inc. 144A
10.125%, 12/15/16(b) ............................        715          725,725

                        See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------

SPECIALIZED CONSUMER SERVICES--0.6%
Stewart Enterprises, Inc. 6.25%, 2/15/13 ........  $   1,000     $    987,500

SPECIALIZED FINANCE--0.1%
Yankee Acquisition Corp. 144A
9.75%, 2/15/17(b) ...............................        125          129,375

SPECIALIZED REITS--0.6%
Health Care REIT, Inc. 5.875%, 5/15/15 ..........      1,000          997,341

TOBACCO--0.6%
Reynolds American, Inc. 7.30%, 7/15/15 ..........        500          536,381
Reynolds American, Inc. 7.625%, 6/1/16 ..........        375          412,159
                                                                 ------------
                                                                      948,540
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc. Series F
5.95%, 3/15/14 ..................................        650          640,788
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $38,469,279)                                      39,349,901
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--9.4%

Adjustable Rate Mortgage Trust 05-3, 2A1
4.691%, 7/25/35(c) ..............................        692          683,417

American Tower Trust L 07-1A C 144A
5.615%, 4/15/37(b) ..............................        750          750,000

Bear Stearns Structured Products, Inc.
04-15, A2 P.O. 144A 0%, 11/27/34(b) .............        441          425,669

Bear Stearns Structured Products, Inc.
05-10 144A 7.82%, 4/26/35(b)(c) .................        504          500,086

Chase Mortgage Finance Corp. 06-A1, 4A1
6.058%, 9/25/36(c) ..............................      1,301        1,307,633

Citicorp Mortgage Securities, Inc.
06-7, 1A1 6%, 12/25/36 ..........................      1,031        1,032,661

First Horizon Assets Securities, Inc.
05-AR1, 2A1 5.016%, 4/25/35(c) ..................        706          706,735

Franchise Mortgage Acceptance Co. Loan
Receivables Trust 98-CA, A2 144A
6.66%, 1/15/12(b) ...............................        324          318,178

Harborview Net Interest Margin Corp.
06-12, N1 144A 6.409%, 12/19/36(b) ..............        187          187,640

IndyMac Index Mortgage Loan Trust
05-AR8, B4 7.07%, 4/25/35(c) ....................        528          493,254

IndyMac Index Mortgage Loan Trust
06-AR25, 3A1 6.387%, 9/25/36(c) .................      1,121        1,146,277


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
Lehman Brothers/UBS Commercial
Mortgage Trust 5.98%, 5/15/49 ...................  $     850     $    825,048

Lehman XS Net Interest Margin
06-GPM5, A1 144A 6.25%, 10/28/46(b) .............        811          810,611

MASTR Resecuritization Trust
05-1 144A 5%, 10/28/34(b) .......................        422          401,842

Residential Accredit Loans, Inc.
02-QS12, B1 6.25%, 9/25/32 ......................        409          394,654

Residential Accredit Loans, Inc.
05-QA4, A5 5.466%, 4/25/35(c) ...................        994          988,763

Structured Asset Securities Corp.
03-32, 1A1 5.228%, 11/25/33(c) ..................        582          564,857

Structured Asset Securities Corp.
05-1, 6A1 6%, 2/25/35 ...........................        994          993,925

Timberstar Trust 06-1 C 144A
5.884%, 10/15/36(b) .............................      1,000        1,010,610

Washington Mutual Mortgage Pass Through
Certificates 05-AR13, B13 144A
6.52%, 10/25/45(b)(c) ...........................        514          434,802

Wells Fargo Mortgage Backed Securities Trust
05-5, 1A1 5%, 5/25/20 ...........................        613          600,600
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $14,598,605)                                      14,577,262
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--20.2%

ARGENTINA--3.5%
Republic of Argentina PIK Interest
Capitalization 8.28%, 12/31/33 ..................      2,313        2,494,263

Republic of Argentina Series GDP
0%, 12/15/35(c) .................................     19,118        2,915,556
                                                                 ------------
                                                                    5,409,819
                                                                 ------------
AUSTRALIA--0.6%
Commonwealth of Australia Series
909 7.50%, 9/15/09 ..............................      1,020(g)       872,554

BRAZIL--2.1%
Federative Republic of Brazil 12.50%, 1/5/16 ....      2,309(h)     1,351,682
Federative Republic of Brazil 6%, 1/17/17 .......        275          280,913
Federative Republic of Brazil 12.50%, 1/5/22 ....        500(h)       309,684
Federative Republic of Brazil 10.25%, 1/10/28 ...        550(h)       298,951
Federative Republic of Brazil 7.125%, 1/20/37 ...        500          566,500
Federative Republic of Brazil 11%, 8/17/40 ......        390          529,718
                                                                 ------------
                                                                    3,337,448
                                                                 ------------

                        See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
CANADA--1.2%
Commonwealth of Canada 4.25%, 9/1/09 ............      2,010(j)  $  1,815,375

COLOMBIA--0.6%
Republic of Colombia 11.75%, 3/1/10 .............    750,000(k)       378,824
Republic of Colombia 10%, 1/23/12 ...............  $     500          593,750
                                                                 ------------
                                                                      972,574
                                                                 ------------
EL SALVADOR--0.3%
Republic of El Salvador 144A
7.625%, 9/21/34(b) ..............................        350          407,225

GERMANY--1.5%
Federal Republic of Germany
3.25%, 4/17/09 ..................................      1,777(l)     2,385,939

GUATEMALA--0.5%
Republic of Guatemala 144A
8.125%, 10/6/34(b) ..............................        675          803,250

MEXICO--0.5%
United Mexican States Series MI10
9.50%, 12/18/14 .................................      7,365(n)       742,694

NORWAY--0.7%
Kingdom of Norway 5.50%, 5/15/09 . ..............      6,575(o)     1,118,179

PHILIPPINES--0.8%
Republic of Philippines 7.75%, 1/14/31 ..........        500          568,750
Republic of Philippines 6.375%, 1/15/32 .........        750          734,062
                                                                 ------------
                                                                    1,302,812
                                                                 ------------
RUSSIA--0.5%
Russian Federation RegS
7.50%, 3/31/30(c)(e) ............................        647          735,272

SWEDEN--1.0%
Kingdom of Sweden Series 1043 5%, 1/28/09 .......     10,200(p)     1,548,562

TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS
9.875%, 10/1/09(e) ..............................        135          148,837

TURKEY--1.2%
Republic of Turkey 9%, 6/30/11 ..................        500          558,125
Republic of Turkey 11.50%, 1/23/12 ..............        450          550,125
Republic of Turkey 7.25%, 3/15/15 ...............        250          261,875
Republic of Turkey 7%, 6/5/20 ...................        500          509,690
                                                                 ------------
                                                                    1,879,815
                                                                 ------------
UKRAINE--0.7%
Republic of Ukraine, Ministry of Finance 144A
6.58%, 11/21/16(b) ..............................      1,000        1,017,500


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
UNITED KINGDOM--0.5%
United Kingdom Treasury Bond 4.25%, 3/7/11 ......        405(i)  $    779,236

URUGUAY--1.2%
Republic of Uruguay 8%, 11/18/22..$ .............      1,650        1,901,625

VENEZUELA--2.7%
Republic of Venezuela 5.75%, 2/26/16 ............        800          745,240
Republic of Venezuela 9.25%, 9/15/27 ............      1,000        1,235,500

Republic of Venezuela RegS
5.375%, 8/7/10(e) ...............................      2,260        2,222,710
                                                                 ------------
                                                                    4,203,450
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $28,520,115)                                      31,382,166
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--11.8%

BRAZIL--0.4%
Vale Overseas Ltd. 6.25%, 1/11/16 ...............        500          514,552
Vale Overseas Ltd. 6.25%, 1/23/17 ...............        140          143,921
                                                                 ------------
                                                                      658,473
                                                                 ------------
CANADA--1.5%
Catalyst Paper Corp. 7.375%, 3/1/14 .............        375          359,062

European Investment Bank 144A
4.60%, 1/30/37(b) ...............................        375(j)       337,193

Rogers Cable, Inc. 7.875%, 5/1/12 ...............      1,000        1,101,250

Rogers Wireless Communications, Inc.
6.375%, 3/1/14 ..................................        575          596,562
                                                                 ------------
                                                                    2,394,067
                                                                 ------------
CHILE--0.8%
Empresa Nacional de Electricidad SA
8.35%, 8/1/13 ...................................        350          397,305

Petropower I Funding Trust 144A
7.36%, 2/15/14(b) ...............................        766          789,517
                                                                 ------------
                                                                    1,186,822
                                                                 ------------
EGYPT--0.2%
Orascom Telecom Finance SCA 144A
7.875%, 2/8/14(b) ...............................        300          297,750

GERMANY--0.2%
Aries Vermoegensverwaltung GmbH 144A
7.75%, 10/25/09(b) ..............................        250(l)       370,161

HONG KONG--0.3%
China Properties Group Ltd. 144A
9.125%, 5/4/14(b) ...............................        500          500,000

                        See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
INDIA--0.2%
ICICI Bank Ltd. 144A 6.375%, 4/30/22(b)(c) ......  $     375     $    375,546

JAPAN--0.5%
Resona Bank Ltd. 144A 5.85%, 9/29/49(b)(c) ......        750          747,656

KAZAKHSTAN--1.5%
Kazkommerts International BV 144A
7.875%, 4/7/14(b) ...............................        250          256,250

Tengizchevroil Finance Co. SARL 144A
6.124%, 11/15/14(b) .............................      1,000        1,001,250

TuranAlem Finance BV 144A
7.875%, 6/2/10(b) ...............................      1,000        1,025,000
                                                                 ------------
                                                                    2,282,500
                                                                 ------------
MALAYSIA--0.5%
Malaysia International Shipping Corp. ...........
Capital Ltd. 144A 6.125%, 7/1/14(b) .............        750          784,365

MEXICO--0.2%
Vitro S.A. de C.V. 144A 8.625%, 2/1/12(b) .......        370          385,355

RUSSIA--2.0%
Gazprom International SA 144A
7.201%, 2/1/20(b) ...............................        954        1,010,980

Gazprom OAO (Gaz Capital SA) 144A
6.212%, 11/22/16(b) .............................      1,260        1,279,530

Gazprom OAO (Gaz Capital SA) 144A
6.51%, 3/7/22(b) ................................        315          324,056

OJSC Vimpel Communications
(UBS Luxembourg SA) 144A
8.375%, 10/22/11(b) .............................        500          536,875
                                                                 ------------
                                                                    3,151,441
                                                                 ------------
SINGAPORE--0.3%
UOB Cayman Ltd. 144A 5.796%, 12/29/49(b)(c) .....        500          492,344

SOUTH KOREA--0.7%
Woori Bank 144A 6.125%, 5/3/16(b)(c) ............      1,000        1,025,735

UNITED ARAB EMIRATES--0.5%
Abu Dhabi National Energy Co. 144A
5.875%, 10/27/16(b) .............................        825          835,152

UNITED KINGDOM--0.6%
Ineos Group Holdings plc 144A
8.50%, 2/15/16(b) ...............................        500          486,250

Vodafone Group plc 6.15%, 2/27/37 ...............        375          370,967
                                                                 ------------
                                                                      857,217
                                                                 ------------


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
UNITED STATES--1.4%
General Electric Capital Corp. ..................
6.625%, 4/17/09 .................................        570(m)  $    412,979

Merrill Lynch & Co., Inc. 10.71%, 3/8/17 ........        760(h)       389,149
Morgan Stanley 144A 10.09%, 5/3/17(b) ...........        625(h)       307,715
Nova Chemicals Corp. 8.502%, 11/15/13(c) ........  $     975          996,938
                                                                 ------------
                                                                    2,106,781
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $18,026,800)                                      18,451,365
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.2%

PHARMACEUTICALS--0.2%
Par Pharmaceutical Cos., Inc.
2.875%, 9/30/10 .................................        300          285,375
-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $256,776)                                            285,375
-----------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS--11.1%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F 6.86%, 3/31/14(c) ...        125          125,625

ALTERNATIVE CARRIERS--0.1%
Level 3 Communications, Inc. Tranche B
7.605%, 3/13/14(c) ..............................         90           90,338

APPAREL RETAIL--0.6%
Hanesbrands, Inc. Tranche B
7.65%, 9/5/13(c) ................................        167          167,735

HBI Branded Apparel Ltd., Inc. Tranche
9.15%, 3/15/14(c) ...............................        200          205,250
Totes Isotoner Corp. Tranche
11.36%, 1/16/14(c) ..............................        500          507,500
                                                                 ------------
                                                                      880,485
                                                                 ------------
APPLICATION SOFTWARE--0.2%
Reynolds & Reynolds Co. (The) Tranche
7.88%, 10/24/12(c) ..............................        324          325,808

AUTO PARTS & EQUIPMENT--0.5%
Mark IV Tranche 1 7.87%, 6/15/13(c) .............        645          650,770
Mark IV Tranche 2 11.12%, 6/15/13(c) ............        175          176,750
                                                                 ------------
                                                                      827,520
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.3%
General Motors Corp. Tranche B
7.745%, 11/29/13(c) .............................        474          477,958

                        See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
AUTOMOTIVE RETAIL--0.2%
Hertz Corp. Tranche 6.605%, 12/21/12(c) .........  $      50     $     50,312
Hertz Corp. Tranche B 6.605%, 12/21/12(c) .......        238          239,722
                                                                 ------------
                                                                      290,034
                                                                 ------------
BROADCASTING & CABLE TV--0.5%
Charter Communications Operating LLC
Tranche 7.33%, 3/6/14(c) ........................        744          744,318

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
SunGard Data Systems, Inc. Tranche
7.937%, 2/11/13(c) ..............................      1,433        1,445,484

DEPARTMENT STORES--0.8%
Neiman-Marcus Group, Inc. (The) Tranche
7.518%, 4/6/13(c) ...............................      1,269        1,279,861

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Tranche 7.445%, 1/26/14(c) ........         13           12,588
ARAMARK Corp. Tranche B 7.47%, 1/26/14(c) .......        175          176,139
                                                                 ------------
                                                                      188,727
                                                                 ------------
DIVERSIFIED METALS & MINING--0.5%
Freeport-McMoRan Copper & Gold, Inc.
Tranche B (Indonesia) 7.10%, 3/19/14(c)(d) ......        750          752,812

ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Baldor Electric Co. Tranche 7.11%, 1/31/14(c) ...        276          276,878

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Metrologic Instruments, Inc. Tranche B
8.115%, 12/21/13(c) .............................        250          250,938

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc. Tranche
A 7.071%, 1/15/12(c) ............................        124          124,588

Allied Waste North America, Inc. Tranche
B 7.17%, 1/15/12(c) .............................        282          283,602
                                                                 ------------
                                                                      408,190
                                                                 ------------
GENERAL REVENUE--0.1%
Wimar Opco LLC/Wimar Opco Finance Corp.
Tranche B 7.86%, 1/3/12(c) ......................         87           88,212

HEALTH CARE FACILITIES--0.6%
HCA, Inc. Tranche B 8.086%, 11/17/13(c) .........        264          267,311

Health Management Associates, Inc. Tranche
B 7.11%, 2/28/14(c) .............................        200          201,000

LifePoint Hospitals, Inc. Tranche B
6.975%, 4/15/12(c) ..............................        433          432,844
                                                                 ------------
                                                                      901,155
                                                                 ------------


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
HOTELS, RESORTS & CRUISE LINES--0.1%
Hilton Hotels Corp. Tranche B
6.715%, 2/22/13(c) ..............................  $     225     $    225,429

HOUSEWARES & SPECIALTIES--0.2%
Tupperware Brands Corp. Tranche B
6.86%, 12/1/12(c) ...............................        390          389,815

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
NRG Energy, Inc. Tranche B
7.364%, 2/1/13(c) ...............................      1,150        1,159,090

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
NTELOS, Inc. Tranche B1 7.585%, 8/24/11(c) ......        467          471,217

OIL & GAS EXPLORATION & PRODUCTION--0.2%
Helix Energy Solutions Group, Inc. Tranche
7.453%, 7/1/13(c) ...............................        387          387,465

PAPER PRODUCTS--1.4%
Domtar, Inc. Tranche B 6.723%, 3/7/14(c) ........        300          299,625

Georgia-Pacific Corp. Tranche A
7.376%, 12/20/10(c) .............................        428          429,637

Georgia-Pacific Corp. Tranche B1
7.378%, 12/20/12(c) .............................        668          671,174

NewPage Corp. Tranche B 8.859%, 5/2/11(c) .......        839          846,952
                                                                 ------------
                                                                    2,247,388
                                                                 ------------
PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co. Tranche B
7.57%, 10/18/12(c) ..............................        243          243,409

PUBLISHING--0.6%
Idearc, Inc. Tranche B 7.35%, 11/17/14(c) .......      1,000        1,007,500

SEMICONDUCTORS--0.5%
Advanced Micro Devices, Inc. Tranche B
7.57%, 12/31/13(c) ..............................        721          722,913

SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B
7.87%, 12/16/11(c) ..............................        125          126,170

TOBACCO--0.1%
Reynolds American, Inc. Tranche
7.139%, 5/31/12(c) ..............................        139          139,905

TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc. Tranche
7.572%, 2/14/11 .................................         76           76,110

                        See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
TRADING COMPANIES & DISTRIBUTORS--CONTINUED
United Rentals, Inc. Tranche B
7.35%, 2/13/11(c) ...............................  $     168     $    167,645
                                                                 ------------
                                                                      243,755
                                                                 ------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cricket Communications, Inc. Tranche B1
8.117%, 6/16/13(c) ..............................        620          624,965
-----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $17,212,096)                                      17,343,364
-----------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS--0.5%

GERMANY--0.5%
Fresenius Medical Care AG & Co. KGaA
Tranche B 6.745%, 3/31/13(c) ....................        743          737,859
-----------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $742,500)                                            737,859
-----------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES--0.2%

INDONESIA--0.2%
Republic of Indonesia (Citigroup, Inc.)
11.867%, 6/15/09 ................................        380          376,538
-----------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $355,855)                                            376,538
-----------------------------------------------------------------------------

                                                    SHARES
                                                   ---------

DOMESTIC COMMON STOCKS--0.0%
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(s) .............    137,550            2,063

                                                    SHARES          VALUE
                                                   ---------     ------------
PAPER PRODUCTS--0.0%
Northampton Pulp LLC(f)(s) ......................      3,650     $      5,840
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $756,366)                                              7,903
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $149,460,687)                                    152,999,783
-----------------------------------------------------------------------------
                                                   PAR VALUE
                                                     (000)
                                                   ---------
SHORT-TERM INVESTMENTS--2.9%

COMMERCIAL PAPER(t)--2.9%
CAFCO LLC 5.30%, 5/1/07 .........................  $   4,565        4,565,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,565,000)                                        4,565,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $154,025,687)                                    157,564,783

Other assets and liabilities, net--(1.3)%                          (2,089,005)
                                                                 ------------
NET ASSETS--100.0%                                               $155,475,778
                                                                 ============

(u)At April 30, 2007, the Fund held forward currency contracts as follows:

                                                                 Unrealized
   Contract              In Exchange   Settlement               Appreciation
  to Receive                  for         Date        Value    (Depreciation)
---------------         -------------  ----------  ----------  -------------
JPY 126,801,750         USD 1,059,683   5/7/07     $1,062,291    $    2,608
JPY  87,157,500         USD   750,000   6/5/07        733,091       (16,909)
JPY  85,594,500         USD   750,000   6/7/07        720,118       (29,882)
                                                                 ----------
                                                                   $(44,183)
                                                                 ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,992,828 and gross depreciation of $614,939 for federal income tax purposes. At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $154,186,894.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $28,293,894 or 18.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2007, this security amounted to a value of $5,840 or 0.0% of net assets. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(g) Par value represents Australian Dollar.
(h) Par value represents Brazilian Real.
(i) Par value represents British Pound.
(j) Par value represents Canadian Dollar.
(k) Par value represents Colombian Peso.
(l) Par value represents Euro.
(m) Par value represents New Zealand Dollar.
(n) Par value represents Mexican Peso.
(o) Par value represents Norwegian Krone.
(p) Par value represents Swedish Krona.
(q) All or a portion segregated as collateral for forward currency contracts.
(r) Security in default.
(s) Non-income producing.
(t) The rate shown is the discount rate.
(u) Forward currency contract.

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR FIXED INCOME FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                  (UNAUDITED)

ASSETS
Investment securities at value,
   (Identified cost $154,025,687)                                 $157,564,783
Cash                                                                 1,273,721


Receivables
   Interest                                                          1,613,394
   Investment securities sold                                          821,718
   Fund shares sold                                                    408,918
Trustee retainer                                                           613
Unrealized appreciation on forward currency contracts                    2,608
Prepaid expenses                                                        21,053
Other assets                                                            27,951
                                                                  ------------
     Total assets                                                  161,734,759
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                   5,528,011
   Fund shares repurchased                                             178,490
   Dividend distributions                                              271,263
   Investment advisory fee                                              69,782
   Distribution and service fees                                        53,352
   Transfer agent fee                                                   30,277
   Trustee deferred compensation plan                                   27,951
   Administration fee                                                   10,475
Unrealized depreciation on forward currency contracts                   46,791
   Other accrued expenses                                               42,589
                                                                  ------------
     Total liabilities                                               6,258,981
                                                                  ------------
NET ASSETS                                                        $155,475,778
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 216,957,207
Undistributed net investment income                                    339,044
Accumulated net realized loss                                      (65,325,550)
Net unrealized appreciation                                          3,505,077
                                                                  ------------
NET ASSETS                                                        $155,475,778
                                                                  ============

CLASS A
Net asset value per share (net assets/shares outstanding)               $11.15
Maximum offering price per share $11.15/(1-4.75%)                       $11.71
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                          10,744,046
Net Assets                                                        $119,809,845

CLASS B
Net asset value and offering price per share                            $11.13
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                           1,307,375
Net Assets                                                        $ 14,557,574

CLASS C
Net asset value and offering price per share                            $11.20
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                           1,884,933
Net Assets                                                        $ 21,108,359


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2007
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                            $5,075,900
Foreign taxes withheld                                                  (1,757)
                                                                    ----------
     Total investment income                                         5,074,143
                                                                    ----------
EXPENSES
Investment advisory fee                                                411,252
Service fees, Class A                                                  145,572
Distribution and service fees, Class B                                  70,191
Distribution and service fees, Class C                                  95,252
Administration fee                                                      61,913
Transfer agent                                                         106,941
Printing                                                                43,551
Professional                                                            19,081
Custodian                                                               17,618
Registration                                                            16,517
Trustees                                                                 6,118
Miscellaneous                                                           11,772
                                                                    ----------
     Total expenses                                                  1,005,778
Custodian fees paid indirectly                                          (6,856)
                                                                    ----------
     Net expenses                                                      998,922
                                                                    ----------

NET INVESTMENT INCOME (LOSS)                                         4,075,221
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              1,653,141
Net realized gain (loss) on foreign currency transactions             (264,555)
Net change in unrealized appreciation (depreciation)
   on investments                                                    1,797,622
Net change in unrealized appreciation (depreciation)
   on foreign currency translations                                    131,830
                                                                    ----------
NET GAIN (LOSS) ON INVESTMENTS                                       3,318,038
                                                                    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  $7,393,259
                                                                    ==========

                        See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                     STATEMENT OF CHANGES IN NET ASSETS

                                                                                    Six Months
                                                                                      Ended
                                                                                  April 30, 2007         Year Ended
                                                                                   (Unaudited)        October 31, 2006
                                                                                 ----------------     ----------------
FROM OPERATIONS
   Net investment income (loss)                                                      $  4,075,221         $  7,846,759
   Net realized gain (loss)                                                             1,388,586              467,228
   Net change in unrealized appreciation (depreciation)                                 1,929,452            2,317,826
                                                                                     ------------         ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             7,393,259           10,631,813
                                                                                     ------------         ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                      (3,014,044)          (5,923,077)
   Net investment income, Class B                                                        (311,101)            (664,355)
   Net investment income, Class C                                                        (419,384)            (705,175)
                                                                                     ------------         ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                              (3,744,529)          (7,292,607)
                                                                                     ------------         ------------

FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,212,561 and 1,911,932 shares, respectively)        13,352,672           20,549,796
   Net asset value of shares issued from reinvestment of distributions (173,449 and
      350,655 shares, respectively)                                                     1,917,692            3,768,585
   Cost of shares repurchased (1,058,367 and 2,559,254 shares, respectively)          (11,664,004)         (27,443,692)
                                                                                     ------------         ------------
Total                                                                                   3,606,360           (3,125,311)
                                                                                     ------------         ------------

CLASS B
   Proceeds from sales of shares (135,004 and 267,353 shares, respectively)             1,489,064            2,866,266
   Net asset value of shares issued from reinvestment of distributions (16,567 and
      36,148 shares, respectively)                                                        182,835              387,906
   Cost of shares repurchased (145,906 and 591,884 shares, respectively)               (1,605,001)          (6,340,925)
                                                                                     ------------         ------------
Total                                                                                      66,898           (3,086,753)
                                                                                     ------------         ------------

CLASS C
   Proceeds from sales of shares (513,909 and 572,004 shares, respectively)             5,696,628            6,172,093
   Net asset value of shares issued from reinvestment of distributions (25,967 and
      41,859 shares, respectively)                                                        288,033              451,782
   Cost of shares repurchased (231,067 and 459,867 shares, respectively)               (2,562,770)          (4,957,648)
                                                                                     ------------         ------------
Total                                                                                   3,421,891            1,666,227
                                                                                     ------------         ------------

   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                            7,095,149           (4,545,837)
                                                                                     ------------         ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                               10,743,879           (1,206,631)

NET ASSETS
   Beginning of period                                                                144,731,899          145,938,530
                                                                                     ------------         ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $339,044 AND
      $8,352, RESPECTIVELY)                                                          $155,475,778         $144,731,899
                                                                                     ============         ============

                        See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                                                        FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                             ----------------------------------------------------------------------------
                                              SIX MONTHS ENDED                   YEAR ENDED OCTOBER 31
                                               APRIL 30, 2007 -----------------------------------------------------------
                                                 (UNAUDITED)   2006         2005         2004      2003(5)    2002(4)(5)
Net asset value, beginning of period             $10.88       $10.63       $11.16       $10.85      $ 9.82      $10.03
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.31(2)      0.59(2)      0.59(2)      0.69(2)     0.71        0.72
   Net realized and unrealized gain (loss)         0.24         0.21        (0.40)        0.34        0.99       (0.18)
                                                 ------       ------       ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.55         0.80         0.19         1.03        1.70        0.54
                                                 ------       ------       ------       ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.28)       (0.55)       (0.72)       (0.72)      (0.67)      (0.74)
   Distributions from net realized gains             --           --           --       `   --          --       (0.01)
                                                 ------       ------       ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                          (0.28)       (0.55)       (0.72)       (0.72)      (0.67)      (0.75)
                                                 ------       ------       ------       ------      ------      ------
Change in net asset value                          0.27         0.25        (0.53)        0.31        1.03       (0.21)
                                                 ------       ------       ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $11.15       $10.88       $10.63       $11.16      $10.85      $ 9.82
                                                 ======       ======       ======       ======      ======      ======
Total return(1)                                    5.13%(7)     7.74%        1.73%        9.78%      17.73%       5.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $119,810     $113,362     $113,885    $ 116,079    $113,345    $107,782

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.17%(6)     1.17%        1.20%        1.18%       1.24%       1.26%(3)
   Net investment income (loss)                    5.62%(6)     5.52%        5.36%        6.30%       6.68%       7.14%
Portfolio turnover                                   52%(7)       96%         136%         156%        204%        156%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) For the period ended October 31, 2002, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01, and increase the ratio of net investment income to average net assets from 7.33% to 7.42%.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02 and $0.03 for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.18% and 0.28% for the periods ended October 31, 2003 and 2002, respectively.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

Phoenix Multi-Sector Fixed Income Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)
                                                                                CLASS B
                                            -----------------------------------------------------------------------------
                                              SIX MONTHS ENDED                   YEAR ENDED OCTOBER 31
                                               APRIL 30, 2007 -----------------------------------------------------------
                                                 (UNAUDITED)   2006         2005        2004        2003(5)    2002(4)(5)
Net asset value, beginning of period             $10.87       $10.61       $11.13       $10.82      $ 9.80      $10.01
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.27(2)      0.51(2)      0.50(2)      0.61(2)     0.63        0.64
   Net realized and unrealized gain (loss)         0.23         0.22        (0.40)        0.33        0.98       (0.18)
                                                 ------       ------       ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.50         0.73         0.10         0.94        1.61        0.46
                                                 ------       ------       ------       ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.24)       (0.47)       (0.62)       (0.63)      (0.59)      (0.66)
   Distributions from net realized gains             --           --           --           --          --       (0.01)
                                                 ------       ------       ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                          (0.24)       (0.47)       (0.62)       (0.63)      (0.59)      (0.67)
                                                 ------       ------       ------       ------      ------      ------
Change in net asset value                          0.26         0.26        (0.52)        0.31        1.02       (0.21)
                                                 ------       ------       ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $11.13       $10.87       $10.61       $11.13      $10.82      $ 9.80
                                                 ======       ======       ======       ======      ======      ======
Total return(1)                                    4.75%(8)     7.05%        0.91%        8.99%      16.84%       4.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $14,558      $14,147      $16,879      $21,554     $26,754     $28,982

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.92%(7)     1.92%        1.95%        1.93%       1.99%       2.01%(3)
   Net investment income (loss)                    4.86%(7)     4.78%        4.61%        5.56%       5.94%       6.41%
Portfolio turnover                                   52%(8)       96%         136%         156%        204%        156%

                                                                                CLASS C
                                            -----------------------------------------------------------------------------
                                              SIX MONTHS ENDED                   YEAR ENDED OCTOBER 31
                                               APRIL 30, 2007 -----------------------------------------------------------
                                                 (UNAUDITED)   2006         2005        2004       2003(5)   2002(4)(5)
Net asset value, beginning of period             $10.93       $10.67       $11.18       $10.87      $ 9.84      $10.04
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.27(2)      0.51(2)      0.51(2)      0.61(2)     0.64        0.65
   Net realized and unrealized gain (loss)         0.24         0.22        (0.40)        0.33        0.98       (0.18)
                                                 ------       ------       ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.51         0.73         0.11         0.94        1.62        0.47
                                                 ------       ------       ------       ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.24)       (0.47)       (0.62)       (0.63)      (0.59)      (0.66)
   Distributions from net realized gains             --           --           --           --          --       (0.01)
                                                 ------       ------       ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                          (0.24)       (0.47)       (0.62)       (0.63)      (0.59)      (0.67)
                                                 ------       ------       ------       ------      ------      ------
Change in net asset value                          0.27         0.26        (0.51)        0.31        1.03       (0.20)
                                                 ------       ------       ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $11.20       $10.93       $10.67       $11.18      $10.87      $ 9.84
                                                 ======       ======       ======       ======      ======      ======
Total return(1)                                    4.72%(8)     7.00%        0.99%        8.95%      16.99%       4.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $21,108      $17,222      $15,175      $10,941      $8,902      $5,922

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.92%(7)     1.91%        1.95%       1.93%        2.00%(3)    2.01%(3)
   Net investment income (loss)                    4.87%(7)     4.77%        4.62%       5.56%        5.93%       6.39%
Portfolio turnover                                   52%(8)       96%         136%        156%         204%        156%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) For the periods ended October 31, 2003 and 2002, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01 for Class B and Class C, decrease net realized and unrealized gains and losses per share by $0.01 for Class B and Class C, and increase the ratio of net investment income to average net assets from 6.61% to 6.69% for Class B and from 6.57% to 6.66% for Class C, respectively.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02 and $0.03 for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.16% and 0.27% for the periods ended October 31, 2003 and 2002, respectively.
(6) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.02 and $0.03 for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.18% and 0.27% for the periods ended October 31, 2003 and 2002, respectively.
(7) Annualized.
(8) Not annualized.

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)                                         4/30/07
--------------------------------------------------------------------------------
As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                Non-Agency Mortgage-Backed Securities       23%
                Foreign Government Securities               16
                Domestic Corporate Bonds                    15
                Agency Mortgage-Backed Securities            9
                Asset-Backed Securities                      8
                Domestic Loan Agreements                     8
                Foreign Corporate Bonds                      8
                Other (includes short-term investments)     13

                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2007
                                   (UNAUDITED)

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
U.S. GOVERNMENT SECURITIES--5.5%

U.S. TREASURY NOTES--5.5%
U.S. Treasury Note 4.75%, 1/31/12 ...............  $  29,000     $ 29,282,083
U.S. Treasury Note 4.625%, 2/29/12 ..............     35,525       35,685,964
U.S. Treasury Note 4.50%, 3/31/12 ...............     14,000       13,988,520
U.S. Treasury Note 4.50%, 4/30/12 ...............      7,000        6,995,079
U.S. Treasury Note 4.625%, 2/15/17 ..............      5,475        5,472,432
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $90,917,675)                                      91,424,078
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--9.0%

FHLMC 4.65%, 10/10/13 ...........................      4,785        4,655,805
FHLMC 6%, 8/1/34 ................................      2,719        2,748,333
FNMA 5.50%, 1/1/17 ..............................      1,010        1,014,368
FNMA 6%, 5/1/17 .................................        299          304,549
FNMA 5.50%, 8/1/17 ..............................        166          166,901
FNMA 4.50%, 4/1/18 ..............................      2,003        1,944,943
FNMA 5%, 4/1/18 .................................      1,970        1,946,565
FNMA 5%, 10/1/19 ................................      3,410        3,366,894
FNMA 5.50%, 2/1/20 ..............................      1,115        1,116,852
FNMA 5.50%, 3/1/20 ..............................      1,311        1,313,249
FNMA 5.50%, 3/1/20 ..............................        699          700,552
FNMA 5.50%, 3/1/20 ..............................      1,381        1,383,972
FNMA 5.50%, 3/1/20 ..............................      2,936        2,941,433
FNMA 5.50%, 4/1/20 ..............................      2,168        2,171,833
FNMA 5%, 6/1/20 .................................      5,746        5,667,853
FNMA 5%, 8/1/20 .................................      6,873        6,779,559
FNMA 6%, 12/1/32 ................................        374          379,069
FNMA 5.50%, 2/1/33 ..............................        978          969,202


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
FNMA 5.50%, 5/1/34 ..............................  $   3,069     $  3,040,875
FNMA 6%, 8/1/34 .................................      1,989        2,012,750
FNMA 6%, 8/1/34 .................................      2,596        2,627,135
FNMA 5.50%, 10/1/34 .............................      2,907        2,880,709
FNMA 6%, 10/1/34 ................................      1,653        1,670,383
FNMA 6%, 10/1/34 ................................      2,548        2,574,253
FNMA 5.50%, 11/1/34 .............................      3,819        3,784,684
FNMA 5.50%, 11/1/34 .............................      2,490        2,467,373
FNMA 6%, 11/1/34 ................................      3,331        3,365,073
FNMA 5.50%, 12/1/34 .............................      1,901        1,879,385
FNMA 5.50%, 1/1/35 ..............................      3,944        3,908,047
FNMA 5.50%, 1/1/35 ..............................      3,481        3,448,844
FNMA 5.50%, 2/1/35 ..............................      3,534        3,501,856
FNMA 5.50%, 3/1/35 ..............................      3,604        3,568,243
FNMA 5.50%, 4/1/35 ..............................      4,046        4,009,406
FNMA 6.50%, 8/1/36 ..............................     12,341       12,601,103
FNMA 6%, 10/1/36 ................................      7,008        7,062,450
FNMA 6%, 1/1/37 .................................      4,944        4,982,799
FNMA 6%, 1/1/37 .................................      2,983        3,006,475
FNMA 04-W6, 1A4, 5.50%, 7/25/34 .................     11,878       11,918,644
FNMA 05-57, CK 5%, 7/25/35 ......................      5,085        5,053,301
FNMA 05-65, DK 5%, 8/25/35 ......................      3,874        3,849,804
FNMA 05-65, PJ 5%, 8/25/35 ......................      6,571        6,527,254
FNMA 05-74, AG 5%, 9/25/35 ......................      3,630        3,602,744
FNMA 05-80, AD 5.50%, 9/25/35 ...................      5,451        5,420,502
GNMA 6.50%, 7/15/31 .............................         66           68,633
GNMA 6.50%, 8/15/31 .............................        151          156,388
GNMA 6.50%, 11/15/31 ............................        121          124,956
GNMA 6.50%, 2/15/32 .............................         87           89,759
GNMA 6.50%, 4/15/32 .............................        204          210,825

                        See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
GNMA 6.50%, 4/15/32 .............................  $     186     $    192,220
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $149,750,505)                                    149,178,805
-----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED
SECURITIES--2.9%

FHLMC 5.375%, 1/9/14 ............................     12,495       12,479,806
FHLMC 5.20%, 3/5/19 .............................     20,010       19,659,125
FHLMC 5.30%, 5/12/20 ............................     16,000       15,636,848
                                                                 ------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $47,669,227)                                      47,775,779
-----------------------------------------------------------------------------

MUNICIPAL BONDS--1.4%

CALIFORNIA--0.1%
Fresno County Pension Obligation Taxable
6.06%, 8/15/09 (FGIC Insured) ...................      1,915        1,961,017

CONNECTICUT--0.2%
Mashantucket Western Pequot Tribe Taxable
Series A 144A 6.91%, 9/1/12
(MBIA Insured)(b) ...............................      3,500        3,662,120

FLORIDA--0.1%
Collier County Water-Sewer District Taxable
Series A 2.625%, 7/1/07 (FSA Insured) ...........      1,325        1,319,382

NEW YORK--0.4%
New York State Dormitory Authority Taxable
Series B 3.35%, 12/15/09 ........................      2,500        2,404,050

Sales Tax Asset Receivable Taxable Series B
3.83%, 10/15/09 (FGIC Insured) ..................      5,000        4,885,650
                                                                 ------------
                                                                    7,289,700
                                                                 ------------
PENNSYLVANIA--0.5%
Philadelphia School District Taxable
Series C 4.11%, 7/1/08 (FSA Insured) ............      2,470        2,444,534

Philadelphia School District Taxable Series C
4.20%, 7/1/09 (FSA Insured) .....................      2,570        2,529,266

Philadelphia School District Taxable Series C
4.29%, 7/1/10 (FSA Insured) .....................      2,255        2,209,877

Philadelphia School District Taxable Series C
4.43%, 7/1/11 (FSA Insured) .....................      1,015          994,193
                                                                 ------------
                                                                    8,177,870
                                                                 ------------
SOUTH DAKOTA--0.0%
South Dakota State Educational Enhancement
Funding Corp. Taxable Series A
6.72%, 6/1/25 ...................................        151          151,744


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
WASHINGTON--0.1%
Washington State Housing Trust Fund
Taxable Series T 5%, 7/1/08......................  $   1,000     $  1,000,710
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $24,029,107)                                      23,562,543
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--8.3%

AmeriCredit Automobile Receivables Trust
06-1 E1 144A 6.62%, 5/6/13(b) ...................      6,179        6,178,446

Amerifirst Home Improvement Finance Trust
06-1 9.32%, 7/17/17(c) ..........................      4,656        4,678,984

Bayview Financial Acquisition Trust 06-B, 1A2
5.80%, 4/28/36(c) ...............................      4,000        4,002,681

Bear Stearns Structured Products, Inc.
05-20N B 144A 8.82%, 10/25/45(b)(c) .............      5,000        4,665,625

Bombardier Capital Mortgage Securitization
Corp. 99-A, A3 5.98%, 1/15/18 ...................      3,404        3,186,611

Capital Auto Receivables Asset Trust 06-1
D 144A 7.16%, 1/15/13(b) ........................      2,000        2,037,596

Carmax Auto Owner Trust 05-1 C
4.82%, 10/15/11 .................................      4,135        4,099,191

Carssx Finance Ltd. 04-AA, B3 144A
8.67%, 1/15/11(b)(c) ............................        911          923,815

Chase Funding Mortgage Loan Asset-Backed
Certificates 04-1, 1A4 4.11%, 8/25/30 ...........      5,280        5,177,232

Conseco Finance Securitizations Corp.
01-3, A4 6.91%, 5/1/33(c) .......................      3,696        3,833,133

Conseco Finance Securitizations Corp. 02-2,
A2 6.03%, 3/1/33 ................................      2,681        2,691,437

Credit Based Asset Servicing and Securitization
LLC 07-CB1, AF2 5.721%, 1/25/37(c) ..............      5,000        4,998,050

GMAC Mortgage Corp. Loan Trust 05-HE2,
A3 4.622%, 11/25/35(c) ..........................      3,404        3,370,776

GMAC Mortgage Corp. Loan Trust 06-HE2, A3
6.32%, 5/25/36 ..................................     11,335       11,427,097

Great America Leasing Receivables 05-1, A4
144A 4.97%, 8/20/10(b) ..........................      6,700        6,660,135

Green Tree Financial Corp. 99-2 M2
7.21%, 12/1/30(p) ...............................      4,008          777,816

                        See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
GSAMP Trust 05-S1 B3 6.75%,
12/25/34(c) .....................................  $     986     $    394,563

GSAMP Trust 06-S4, M6 6.52%, 5/25/36(c) .........     10,026        7,697,106

Home Equity Asset Trust 06-7N A 144A
6%, 2/25/37(b) ..................................      3,079        2,309,343

Hyundai Auto Receivables Trust 06-A D
5.52%, 11/15/12 .................................      3,900        3,904,610

IndyMac Manufactured Housing Contract
98-1, A3 6.37%, 9/25/28 .........................      2,934        2,910,098

Lehman XS Net Interest Margin 06-GPM7,
A1 144A 6.25%, 12/28/46(b) ......................      4,416        4,402,534

Long Beach Auto Receivables Trust 04-A, A2
2.841%, 7/15/10(c) ..............................      1,852        1,818,822

Long Grove Collateral Loan Obligation Ltd.
04-1A C 144A 7.76%, 5/25/16(b)(c) ...............      1,600        1,610,000

Long Grove Collateral Loan Obligation Ltd.
04-1A D 144A 12.11%, 5/25/16(b)(c) ..............        500          519,219

Marshall & Isley Bank Auto Loan Trust
03-1 B 3.45%, 2/21/11 ...........................      2,500        2,468,320

MASTR Alternative Net Interest Margin
06-6, N1 144A 6.32%, 9/26/46(b)(c) ..............      2,631        2,486,496

Renaissance Home Equity Loan Trust
05-3, AF4 5.14%, 11/25/35(c) ....................      5,380        5,322,170

Renaissance Home Equity Loan Trust
06-1, M1 6.063%, 5/25/36(c) .....................      4,000        4,020,720

Renaissance Home Equity Loan Trust 06-2,
AF4 6.115%, 8/25/36(c) ..........................      5,640        5,647,050

Residential Funding Mortgage Securities II, Inc.
05-HI2, A3 4.46%, 5/25/35 .......................      5,445        5,391,729

Soundview Home Equity Loan Trust 05-CTX1,
A3 5.322%, 11/25/35(c) ..........................      3,900        3,850,954

Structured Asset Securities Corp. 05-7XS,
1A2B 5.27%, 4/25/35(c) ..........................      7,161        7,138,715

Taganka Car Loan Finance plc 06-1A A 144A
6.32%, 11/14/13(b)(c) ...........................      1,426        1,426,137

Vanderbuilt Acquisition Loan Trust 02-1, A3
5.70%, 9/7/23 ...................................        260          260,233


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
Wachovia Auto Loan Owner Trust 06-2A E
144A 7.05%, 5/20/14(b) ..........................  $   5,000     $  5,018,600
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $141,198,041)                                    137,306,044
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--15.6%

AEROSPACE & DEFENSE--0.1%
L-3 Communications Corp. Series B
6.375%, 10/15/15 ................................      1,500        1,500,000

AGRICULTURAL PRODUCTS--0.0%
Corn Products International, Inc.
8.25%, 7/15/07 ..................................        500          502,331

AIRLINES--3.3%
American Airlines, Inc. 01-1
6.977%, 11/23/22 ................................     17,812       17,778,338

Continental Airlines, Inc. 98-1A
6.648%, 3/15/19 .................................      2,283        2,368,941

Delta Air Lines, Inc. 00-1 7.379%,
11/18/11(p) .....................................      8,240        8,399,870

JetBlue Airways Corp. 04-1,
9.605%, 3/15/08(c) ..............................      4,902        4,975,337

JetBlue Airways Corp. 04-2 C
8.46%, 5/15/10(c) ...............................      2,974        2,990,594

PBG Aircraft Trust 144A 6.765%, 10/1/12(b) ......      5,427        5,359,402
United Airlines, Inc. 00-2 7.032%, 4/1/12 .......      4,793        4,880,157
United Airlines, Inc. 01-1 6.071%, 9/1/14 .......      7,666        7,713,959
                                                                 ------------
                                                                   54,466,598
                                                                 ------------
APPLICATION SOFTWARE--0.1%
Intuit, Inc. 5.75%, 3/15/17 .....................      1,393        1,379,460

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
Nuveen Investments, Inc. 5%, 9/15/10 ............      2,370        2,349,644

AUTOMOTIVE RETAIL--0.2%
Hertz Corp. 8.875%, 1/1/14 ......................      2,595        2,809,088

BROADCASTING & CABLE TV--0.6%
Comcast Cable Holdings LLC 7.875%, 8/1/13 .......      3,800        4,263,471
COX Communications, Inc. 3.875%, 10/1/08 ........      1,000          981,217
COX Communications, Inc. 4.625%, 6/1/13(o) ......      5,620        5,372,961
                                                                 ------------
                                                                   10,617,649
                                                                 ------------
BUILDING PRODUCTS--0.2%
Esco Corp. 144A 8.625%, 12/15/13(b) .............      1,725        1,828,500
Masco Corp. 4.625%, 8/15/07 .....................      1,125        1,121,576
                                                                 ------------
                                                                    2,950,076
                                                                 ------------

                        See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
CASINOS & GAMING--0.3%
Harrah's Operating Co., Inc. 7.125%, 6/1/07 .....  $     500     $    500,625
Harrah's Operating Co., Inc. 5.50%, 7/1/10 ......      1,500        1,474,815
MGM MIRAGE 6.75%, 8/1/07 ........................        300          301,875
MGM MIRAGE 8.50%, 9/15/10 .......................      2,250        2,424,375

Seminole Hard Rock Entertainment, Inc./
Seminole Hard Rock International LLC
144A 7.848%, 3/15/14(b)(c) ......................        767          790,010
                                                                 ------------
                                                                    5,491,700
                                                                 ------------
CONSUMER FINANCE--2.5%
Ford Motor Credit Co. 8.36%, 11/2/07(c) .........      1,560        1,575,101
Ford Motor Credit Co. 6.625%, 6/16/08 ...........      1,100        1,099,663
Ford Motor Credit Co. 5.625%, 10/1/08 ...........     12,490       12,297,904
Ford Motor Credit Co. 8.105%, 1/13/12(c) ........      1,000          987,266
Ford Motor Credit Co. LLC 9.875%, 8/10/11 .......      2,080        2,216,833

Ford Motor Credit Co. LLC
9.806%, 4/15/12(c) ..............................      3,389        3,621,994

GMAC LLC 6.50%, 9/23/08(c) ......................      2,000        1,996,766
GMAC LLC 6.875%, 9/15/11 ........................      2,805        2,817,047
GMAC LLC 6.75%, 12/1/14 .........................        900          888,835
HSBC Finance Corp. 4.125%, 11/16/09 .............      2,000        1,953,586
MBNA Corp. 4.625%, 9/15/08 ......................      2,300        2,281,128
Residential Capital LLC 6%, 2/22/11 .............      1,580        1,561,974
SLM Corp. 3.70%, 2/1/10(c) ......................      8,000        7,330,560
                                                                 ------------
                                                                   40,628,657
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Convergys Corp. 4.875%, 12/15/09 ................      3,000        2,950,962

DIVERSIFIED BANKS--0.1%
Wells Fargo & Co. 3.125%, 4/1/09 ................      1,500        1,448,555

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
International Lease Finance Corp.
4.75%, 1/13/12 ..................................      1,120        1,102,056

DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc.
(Indonesia) 6.875%, 2/1/14(d) ...................      2,170        2,248,663

ELECTRIC UTILITIES--0.6%
Consumers Energy Co. Series H
4.80%, 2/17/09 ..................................      2,000        1,983,026

Entergy Gulf States, Inc. 3.60%, 6/1/08 .........      3,500        3,430,553

PPL Capital Funding Trust I Series A
4.33%, 3/1/09 ...................................      4,250        4,175,774
                                                                 ------------
                                                                    9,589,353
                                                                 ------------


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
General Cable Corp. 144A 7.725%, 4/1/15(b)(c) ...  $   3,375     $  3,425,625

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc.
Series B 5.75%, 2/15/11 .........................      2,200        2,172,500

FOOD RETAIL--0.2%
Kroger Co. (The) 8.05%, 2/1/10 ..................      1,000        1,068,509
Safeway, Inc. 4.125%, 11/1/08 ...................      2,000        1,968,138
Safeway, Inc. 6.50%, 11/15/08 ...................      1,000        1,016,335
                                                                 ------------
                                                                    4,052,982
                                                                 ------------
HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc. 7.25%, 8/15/13 .....      1,000        1,082,165

HOMEBUILDING--0.2%
Horton (D.R.), Inc. 4.875%, 1/15/10 .............      2,500        2,440,495

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Panama S.A. 144A 6.35%, 12/21/16(b) .........      2,300        2,235,593

INTEGRATED OIL & GAS--0.1%
Texaco Capital, Inc. 5.50%, 1/15/09 .............      1,035        1,042,718

INTEGRATED TELECOMMUNICATION SERVICES--0.1%
AT&T Corp. 7.30%, 11/15/11 ......................      2,200        2,390,313

INVESTMENT BANKING & BROKERAGE--0.4%
Goldman Sachs Group, Inc. (The)
4.75%, 7/15/13 ..................................      3,958        3,834,443

Piper Jaffray Equipment Trust Securities
144A 6%, 9/10/11(b) .............................      3,120        3,049,650
                                                                 ------------
                                                                    6,884,093
                                                                 ------------
LIFE & HEALTH INSURANCE--0.1%
Principal Life Global Funding I
144A 4.40%, 10/1/10(b) ..........................      1,500        1,464,626

LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International, Inc.
6.75%, 8/15/14 ..................................        985        1,018,051

Fisher Scientific International, Inc.
6.125%, 7/1/15 ..................................      2,125        2,132,108
                                                                 ------------
                                                                    3,150,159
                                                                 ------------
MANAGED HEALTH CARE--0.1%
Cigna Corp. 7.40%, 5/15/07 ......................      2,000        2,001,220

MORTGAGE REITS--0.4%
iStar Financial, Inc. 5.95%, 10/15/13 ...........      5,725        5,803,272

                        See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.875%, 5/1/12 ................  $   1,500     $  1,597,344
Viacom, Inc. 5.75%, 4/30/11 .....................      1,800        1,824,530
                                                                 ------------
                                                                    3,421,874
                                                                 ------------
MULTI-LINE INSURANCE--0.1%
ASIF Global Financing XXIII 144A
3.90%, 10/22/08(b) ..............................      2,000        1,963,392

MULTI-UTILITIES--0.1%
Pacific Gas & Electric Co. 3.60%, 3/1/09 ........      2,000        1,948,204

OFFICE SERVICES & SUPPLIES--0.2%
Steelcase, Inc. 6.50%, 8/15/11 ..................      2,825        2,901,964

OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co. 5.50%, 10/15/10 .................      1,225        1,240,316

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Denbury Resources, Inc. 7.50%, 4/1/13 ...........      1,000        1,022,500

OIL & GAS REFINING & MARKETING--0.2%
Valero Energy Corp. 4.75%, 6/15/13 ..............      4,200        4,054,470

OIL & GAS STORAGE & TRANSPORTATION--0.3%
ONEOK Partners LP 5.90%, 4/1/12 .................      1,915        1,968,503
Williams Cos., Inc. (The) 7.125%, 9/1/11 ........      2,500        2,637,500
                                                                 ------------
                                                                    4,606,003
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Bank of America Corp. 7.40%, 1/15/11 ............      3,000        3,227,553

ERAC USA Finance Co. 144A
5.30%, 11/15/08(b) ..............................      2,385        2,382,949

General Electric Capital Corp.
6.125%, 2/22/11 .................................      3,000        3,106,974

MassMutual Global Funding II 144A
3.50%, 3/15/10(b) ...............................      1,750        1,683,895
                                                                 ------------
                                                                   10,401,371
                                                                 ------------
PAPER PACKAGING--0.2%
Packaging Corporation of America
4.375%, 8/1/08 ..................................      3,000        2,951,679

PAPER PRODUCTS--0.8%
Abitibi-Consolidated Finance LP
7.875%, 8/1/09 ..................................      1,913        1,922,565


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
PAPER PRODUCTS--CONTINUED
Bowater, Inc. 8.355%, 3/15/10(c) . ..............  $   4,850     $  4,898,500
Georgia Pacific Corp. 7.70%, 6/15/15 ............      2,820        2,904,600

Verso Paper Holdings LLC and Verso
Paper, Inc. 144A 9.106%, 8/1/14(b)(c) ...........      2,570        2,659,950
                                                                 ------------
                                                                   12,385,615
                                                                 ------------
PROPERTY & CASUALTY INSURANCE--0.1%
Berkley (WR) Corp. 5.125%, 9/30/10 ..............      2,000        1,989,624

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Colonial Realty LP 4.80%, 4/1/11 . ..............      5,000        4,883,860

RETAIL REITS--0.6%
Heritage Property Investment Trust
4.50%, 10/15/09 .................................      2,750        2,700,233

Kimco Realty Corp. 4.82%, 8/15/11 ...............      1,100        1,084,315
Simon Property Group LP 4.60%, 6/15/10 ..........      3,825        3,762,790
Simon Property Group LP 5.60%, 9/1/11 ...........      1,925        1,955,833
                                                                 ------------
                                                                    9,503,171
                                                                 ------------
SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 4.75%, 12/15/10 .................      3,500        3,423,952

Yankee Acquisition Corp. 144A
8.50%, 2/15/15(b) ...............................        250          257,813
                                                                 ------------
                                                                    3,681,765
                                                                 ------------
SPECIALIZED REITS--0.0%
Ventas Realty LP/Ventas Capital Corp.
6.75%, 6/1/10 ...................................        250          256,875

SPECIALTY CHEMICALS--0.1%
Lubrizol Corp. 4.625%, 10/1/09 ..................      1,750        1,725,602

THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Home Loans, Inc.
5.625%, 7/15/09 .................................      4,000        4,017,544

Golden West Financial Corp.
4.125%, 8/15/07 .................................      1,000          996,742
                                                                 ------------
                                                                    5,014,286
                                                                 ------------
TOBACCO--0.2%
Philip Morris Capital Corp. 7.50%, 7/16/09 ......      3,500        3,644,900

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Series F
5.95%, 3/15/14 ..................................      2,140        2,106,744
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $256,972,255)                                    257,884,768
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--23.1%

Adjustable Rate Mortgage Trust
05-3, 2A1 4.691%, 7/25/35(c) ....................  $   3,646     $  3,602,218

American General Mortgage Loan Trust
06-1, A2 144A 5.75%, 12/25/35(b)(c) .............      8,392        8,398,714

American Tower Trust L 07-1A C
144A 5.615%, 4/15/37(b) .........................      3,685        3,685,000

Asset Securitization Corp. 96-D3, A1C
7.40%, 10/13/26 .................................        251          258,160

Banc of America Alternative Loan Trust
06-9, A1 6%, 1/25/37 ............................     13,619       13,640,359

Banc of America Large Loan 06-LAQ H
144A 6%, 2/9/21(b)(c) ...........................      4,000        3,993,750

Bear Stearns Commercial Mortgage Securities
04-ESA J 144A 5.817%, 5/14/16(b) . ..............      8,510        8,591,567

Bear Stearns Structured Products, Inc.
04-15, A2 P.O. 144A 0%, 11/27/34(b) .............      6,256        6,040,749

Bear Stearns Structured Products, Inc.
04-5 A P.O. 144A 0%, 2/25/34(b) .................        791          772,702

Bear Stearns Structured Products, Inc.
04-6 P.O. 0%, 2/25/34 ...........................        167          166,275

Bear Stearns Structured Products, Inc.
05-10 144A 7.82%, 4/26/35(b)(c) .................      4,701        4,669,066

Bear Stearns Structured Products, Inc.
05-20N A 144A 8.82%, 10/25/45(b)(c) .............      4,133        4,149,534

Bear Stearns Structured Products, Inc.
06-2, 2A1 144A 8.32%, 3/27/46(b)(c) .............      2,694        2,695,316

Centex Home Equity 05-A, AF4
4.72%, 10/25/31(c) ..............................      3,750        3,726,937

Chase Mortgage Finance Corp. 04-S1 M
5.098%, 2/25/19(c) ..............................      2,070        2,035,413

Chase Mortgage Finance Corp. 04-S3, 3A1
6%, 3/25/34 .....................................      4,266        4,268,196

Chase Mortgage Finance Corp. 06-A1, 4A1
6.058%, 9/25/36(c) ..............................     12,619       12,679,370

Citicorp Mortgage Securities, Inc. 06-7,
1A1 6%, 12/25/36 ................................     11,226       11,241,923


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
Citigroup Mortgage Loan Trust, Inc.
06-FX1, A4 6.081%, 10/25/36(c) ..................  $   7,000     $  6,998,906

Citigroup Mortgage Loan Trust, Inc.
06-WF1, A2B 5.536%, 3/25/36(c) ..................      2,000        1,992,304

Countrywide Home Loan Mortgage
Pass-Through Trust 02-34, B2
5.75%, 1/25/33 ..................................      1,681        1,672,272

Countrywide Home Loan Mortgage
Pass-Through Trust 02-36, B2 6%, 1/25/33 ........      1,681        1,679,381

Countrywide Home Loan Mortgage
Pass-Through Trust 04-13, 1A1
5.50%, 8/25/34 ..................................      6,275        6,258,794

Countrywide Home Loan Mortgage
Pass-Through Trust 07-1, A2 6%, 3/25/37 .........     15,472       15,482,103

Credit Suisse First Boston Mortgage
Securities Corp. 01-CK1, A2 6.25%, 12/18/35 .....        336          336,482

Credit Suisse First Boston Mortgage
Securities Corp. 04-1, 1A1 5.75%, 2/25/34 .......      1,853        1,845,255

Credit Suisse First Boston Mortgage
Securities Corp. 05-12, 6A1 6%, 1/25/36 .........      5,538        5,537,498

Credit Suisse First Boston Mortgage
Securities Corp. 97-C2 B 6.72%, 1/17/35 .........      1,000        1,005,357

Credit Suisse First Boston Mortgage
Securities Corp. 98-C1 B 6.59%, 5/17/40 .........      1,200        1,213,523

Credit-Based Asset Servicing and
Securitization LLC 05-CB6, A3
5.12%, 7/25/35(c) ...............................      6,000        5,785,639

Crown Castle Towers LLC 05-1A, AFX
144A 4.643%, 6/15/35(b) .........................      6,000        5,902,619

Crown Castle Towers LLC 06-1A C 144A
5.47%, 11/15/36(b) ..............................      5,000        5,001,100

DLJ Commercial Mortgage Corp.
98-CF2, A1B 6.24%, 11/12/31 .....................        142          142,888

First Horizon Asset Securities, Inc. 03-2,
1A12 5.75%, 4/25/33 .............................      3,920        3,892,866

First Horizon Assets Securities, Inc.
05-AR1, 2A1 5.016%, 4/25/35 .....................      3,846        3,848,694

First Plus Home Loan Trust 97-3, M2
7.52%, 11/10/23 .................................         52           51,595

                        See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
Franchise Mortgage Acceptance Co. Loan
Receivables Trust 98-CA, A2 144A
6.66%, 1/15/12(b) ...............................  $   8,975     $  8,803,108

Global Signal Trust 06-1, A2 144A
5.45%, 2/15/36(b) ...............................      6,000        6,026,652

GMAC Commercial Mortgage Securities, Inc.
97-C2, A3 6.566%, 4/15/29 .......................         19           19,340

Greenwich Structured ARM Products
05-4A, N1 144A 8.32%, 7/27/45(b)(c) .............      1,781        1,776,738

GS Mortgage Securities Corp. II 99-C1, A2
6.11%, 11/18/30(c) ..............................        162          162,550

GSAMP Net Interest Margin Trust 05-NC1
144A 5%, 2/25/35(b) .............................         17           16,684

GSR Mortgage Loan Trust 05-AR6, 3A1
4.56%, 9/25/35(c) ...............................      6,573        6,485,322

Harborview Mortgage Loan Trust 05-15, B8
7.07%, 10/20/45(c) ..............................      4,637        4,536,715

Harborview Mortgage Loan Trust 05-9, B-10
7.07%, 6/20/35(c) ...............................      5,678        5,408,076

Harborview Net Interest Margin Corp.
06-12, N1 144A 6.409%, 12/19/36(b) ..............      4,131        4,136,241

Harborview Net Interest Margin Corp.
06-7A, N1 144A 6.409%, 9/19/36(b) ...............      1,331        1,328,101

IndyMac Index Mortgage Loan Trust
05-AR8, B4 7.07%, 4/25/35(c) ....................      5,309        4,957,375

IndyMac Index Mortgage Loan Trust
06-AR25, 3A1 6.387%, 9/25/36(c) .................      5,439        5,558,338

IndyMac Mortgage Loan Trust 07-AR2, B1
5.89%, 6/25/37(c) ...............................      4,753        4,768,967

JPMorgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%, 3/15/33 .....        492          506,522

JPMorgan Mortgage Trust 05-S3, 2A2
5.50%, 1/25/21 ..................................      1,334        1,327,377

JPMorgan Mortgage Trust 06-A1, B1
5.408%, 2/25/36(c) ..............................      7,724        7,674,555

Lehman XS Net Interest Margin
06-GPM4, A1 144A 6.25%, 9/28/46(b) ..............      3,378        3,375,767

Lehman XS Net Interest Margin
06-GPM5, A1 144A 6.25%, 10/28/46(b) .............      8,197        8,190,545


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
MASTR Alternative Net Interest Margin
Trust 05-CW1A, N1 144A 6.75%, 12/26/35(b) .......  $   1,551     $  1,515,818

MASTR Resecuritization Trust 04-2 144A
5.25%, 3/28/34(b) ...............................      3,862        3,553,414

MASTR Resecuritization Trust 04-3 144A
5%, 3/28/34(b) ..................................      2,208        2,019,507

MASTR Resecuritization Trust 05-1 144A
5%, 10/28/34(b) .................................      2,533        2,411,054

MASTR Resecuritization Trust 05-2 144A
4.75%, 3/28/34(b) ...............................      2,133        1,981,153

MASTR Resecuritization Trust 05-4CI,
N2 144A 8.32%, 4/26/45(b)(c) ....................      3,250        3,181,953

MLCC Mortgage Investors, Inc. 06-3, 2A1
6.123%, 10/25/36(c) .............................      7,336        7,457,423

Morgan Stanley Mortgage Loan Trust
05-5AR, 4A1 5.528%, 9/25/35(c) ..................      2,540        2,534,930

PNC Mortgage Acceptance Corp.
00-C2, A2 7.30%, 10/12/33 .......................        245          256,991

Residential Accredit Loans, Inc.
05-QA4, A5 5.466%, 4/25/35(c) ...................      9,146        9,097,277

Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.864%, 3/25/35(c) ...................      3,445        3,422,172

Residential Funding Mortgage Securities I, Inc.
06-S4, A2 6%, 4/25/36 ...........................      9,059        9,136,299

Residential Funding Mortgage Securities II, Inc.
07-HI1, A2 5.64%, 3/25/37 .......................     10,000        9,968,750

SBA 06-1A, B 144A 5.451%, 11/15/36(b) ...........      2,875        2,892,969

Structured Asset Securities Corp. 03-32, 1A1
5.228%, 11/25/33(c) .............................      4,904        4,756,546

Structured Asset Securities Corp. 05-1, 6A1
6%, 2/25/35 .....................................      4,972        4,966,516

Wachovia Mortgage Loan Trust LLC 06-A, B1
5.422%, 5/20/36(c) ..............................      3,450        3,403,160

Washington Mutual Mortgage Pass Through
Certificates 00-1, M3 6.414%, 1/25/40(c) ........        419          418,617

Washington Mutual Mortgage Pass Through
Certificates 05-AR13, B13 144A
6.52%, 10/25/45(b)(c) ...........................      4,759        4,028,765

                        See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
Washington Mutual Mortgage Pass Through
Certificates 06-AR16, 1A1
5.622%, 12/25/36(c) .............................  $   8,005     $  8,018,077

Wells Fargo Mortgage Backed Securities
Trust 04-R, 2A1 4.361%, 9/25/34(c) ..............      5,905        5,821,323

Wells Fargo Mortgage Backed Securities
Trust 05-14, 2A1 5.50%, 12/25/35 . ..............     11,397       11,179,353

Wells Fargo Mortgage Backed Securities
Trust 05-5, 1A1 5%, 5/25/20 .....................      7,732        7,568,114

Wells Fargo Mortgage Backed Securities
Trust 05-AR10, 2A16 4.11%, 6/25/35(c) ...........      5,000        4,876,562

Wells Fargo Mortgage Backed Securities
Trust 05-AR16, 6A3 4.999%, 10/25/35(c) ..........      8,643        8,573,303

Wells Fargo Mortgage Backed Securities
Trust 06-11, A8 6%, 9/25/36 .....................      6,326        6,332,114

Wells Fargo Mortgage Backed Securities
Trust 06-AR2, B1 5.105%, 3/25/36(c) .............     13,974       13,659,720
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $382,742,337)                                    381,353,378
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--16.3%

ARGENTINA--0.3%
Republic of Argentina 5.475%, 8/3/12(c) .........      5,108        4,891,624

Republic of Argentina PIK Interest
Capitalization 8.28%, 12/31/33 ..................        438          471,896
                                                                 ------------
                                                                    5,363,520
                                                                 ------------
AUSTRALIA--0.6%
Commonwealth of Australia Series 909
7.50%, 9/15/09 ..................................     10,825(f)     9,258,197

BRAZIL--2.4%
Federative Republic of Brazil 9.25%, 10/22/10 ...      6,913        7,784,038
Federative Republic of Brazil 10.50%, 7/14/14 ...      4,795        6,209,525
Federative Republic of Brazil 7.875%, 3/7/15 ....      2,925        3,356,437
Federative Republic of Brazil 12.50%, 1/5/16 ....     27,416(g)    16,049,246
Federative Republic of Brazil 12.50%, 1/5/22 ....     11,200(g)     6,936,931
                                                                 ------------
                                                                   40,336,177
                                                                 ------------
CANADA--1.0%
Commonwealth of Canada 3.75%, 6/1/08 ............     19,095(i)    17,118,231

CHILE--0.5%
Republic of Chile 5.625%, 7/23/07 ...............      1,250        1,250,750
Republic of Chile 5.755%, 1/28/08(c) ............      4,000        4,006,000


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
CHILE--CONTINUED
Republic of Chile 7.125%, 1/11/12 ...............  $   3,000     $  3,243,600
                                                                 ------------
                                                                    8,500,350
                                                                 ------------
COLOMBIA--0.6%
Republic of Colombia 9.75%, 4/23/09 .............      3,500        3,801,000
Republic of Colombia 10%, 1/23/12 ...............      3,000        3,562,500
Republic of Colombia 7.16%, 11/16/15(c) .........      2,900        3,103,000
                                                                 ------------
                                                                   10,466,500
                                                                 ------------
COSTA RICA--0.3%
Republic of Costa Rica 144A 9%, 3/1/11(b) .......      4,000        4,460,000

GERMANY--1.5%
Federal Republic of Germany 144A
3.25%, 4/17/09(b) ...............................     18,331(j)    24,610,354

MEXICO--1.6%
United Mexican States 8.375%, 1/14/11 ...........      5,050        5,587,825
United Mexican States 7.50%, 1/14/12 ............      6,000        6,573,000
United Mexican States 6.625%, 3/3/15 ............      5,815        6,303,460

United Mexican States Series MI10
9.50%, 12/18/14 .................................     76,640(k)     7,716,554
                                                                 ------------
                                                                   26,180,839
                                                                 ------------
NORWAY--0.7%
Kingdom of Norway 5.50%, 5/15/09 . ..............     66,035(l)    11,228,136

PHILIPPINES--1.0%
Republic of Philippines 8.375%, 3/12/09 .........      8,610        9,105,075
Republic of Philippines 8.375%, 2/15/11 .........      6,135        6,733,163
                                                                 ------------
                                                                   15,838,238
                                                                 ------------
RUSSIA--0.8%
Russian Federation RegS 10%, 6/26/07(e) .........      3,750        3,771,000
Russian Federation RegS 8.25%, 3/31/10(e) .......      9,890       10,330,390
                                                                 ------------
                                                                   14,101,390
                                                                 ------------
SWEDEN--0.5%
Kingdom of Sweden Series 1043
5%, 1/28/09 .....................................     49,625(n)     7,531,834

TRINIDAD AND TOBAGO--0.2%
Republic of Trinidad and Tobago RegS
9.875%, 10/1/09(e) ..............................      3,000        3,292,500

TURKEY--1.6%
Republic of Turkey 10.50%, 1/13/08 ..............      8,600        8,952,600
Republic of Turkey 11.75%, 6/15/10 ..............      7,570        8,932,600
Republic of Turkey 11.50%, 1/23/12 ..............      5,680        6,943,800
Republic of Turkey RegS 10%, 9/19/07(e) .........      2,000        2,038,428
                                                                 ------------
                                                                   26,867,428
                                                                 ------------

                        See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
UNITED KINGDOM--0.5%
United Kingdom Treasury Bond
4.25%, 3/7/11 ...................................      4,275(h)  $  8,223,836

VENEZUELA--2.2%
Republic of Venezuela 5.75%, 2/26/16 ............  $  11,280       10,507,884

Republic of Venezuela RegS
5.375%, 8/7/10(e) ...............................     25,572       25,150,062
                                                                 ------------
                                                                   35,657,946
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $261,035,107)                                    269,035,476
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--7.9%

BERMUDA--0.0%
Intelsat Bermuda Ltd. 144A
8.872%, 1/15/15(b)(c) ...........................        250          256,250

CANADA--0.5%
Catalyst Paper Corp. Series D
8.625%, 6/15/11 .................................      4,000        4,055,000

European Investment Bank 144A
4.60%, 1/30/37(b) ...............................      3,645(i)     3,277,511

Rogers Wireless Communications, Inc.
8%, 12/15/12 ....................................        700          750,750

Thomson Corp. (The) 4.25%, 8/15/09 ..............      1,000          978,403
                                                                 ------------
                                                                    9,061,664
                                                                 ------------
CHILE--0.5%
Celulosa Arauco y Constitucion SA
7.75%, 9/13/11 ..................................      4,780        5,211,610

Empresa Nacional de Electricidad SA
7.75%, 7/15/08 ..................................      3,449        3,538,350
                                                                 ------------
                                                                    8,749,960
                                                                 ------------
EGYPT--0.1%
Orascom Telecom Finance SCA 144A
7.875%, 2/8/14(b) ...............................      1,400        1,389,500

GERMANY--1.0%
Aries Vermoegensverwaltung GmbH 144A
7.362%, 10/25/07(b)(c) ..........................      1,250(j)     1,735,661

Aries Vermoegensverwaltung GmbH
144A 7.75%, 10/25/09(b) .........................      1,500(j)     2,220,964

Aries Vermoegensverwaltung GmbH RegS
9.60%, 10/25/14(e) ..............................      5,000        6,390,755


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
GERMANY--CONTINUED
Deutsche Bank AG NY Series GS
4.10%, 3/22/12(c) ...............................  $   5,000     $  4,761,500

Deutsche Telekom International
Finance BV 8%, 6/15/10 ..........................      1,000        1,082,089
                                                                 ------------
                                                                   16,190,969
                                                                 ------------
HONG KONG--0.1%
Hutchison Whampoa International Ltd. 144A
5.45%, 11/24/10(b) ..............................      2,000        2,017,982

INDIA--0.3%
ICICI Bank Ltd. 144A 5.75%, 11/16/10(b) .........      4,775        4,805,312

IRELAND--0.3%
TransCapitalInvest Ltd. (OJSC AK Transneft)
144A 5.67%, 3/5/14(b) ...........................      4,850        4,825,750

KAZAKHSTAN--0.3%
Kazkommerts International BV 144A
10.125%, 5/8/07(b) ..............................      2,750        2,752,750

Kazkommerts International BV 144A
7.875%, 4/7/14(b) ...............................      1,000        1,025,000

TuranAlem Finance BV 144A
7.875%, 6/2/10(b) ...............................      1,500        1,530,000
                                                                 ------------
                                                                    5,307,750
                                                                 ------------
LUXEMBOURG--0.3%
Evraz Securities SA 10.875%, 8/3/09 .............      4,000        4,508,800

MALAYSIA--0.2%
Malaysia International Shipping Corporation
Capital Ltd. 144A 5%, 7/1/09(b) .................      2,800        2,791,376

MEXICO--0.7%
Fideicomiso Petacalco Trust 144A
10.16%, 12/23/09(b) .............................      4,344        4,604,640

Pemex Project Funding Master Trust
6.125%, 8/15/08 .................................      1,000        1,008,000

Pemex Project Funding Master Trust 144A
6.655%, 6/15/10(b)(c) ...........................      1,500        1,543,500

Vitro S.A. de C.V. 144A 8.625%, 2/1/12(b) .......      3,925        4,087,887
                                                                 ------------
                                                                   11,244,027
                                                                 ------------
NETHERLANDS--0.2%
NXP BV/NXP Funding LLC 144A
8.106%, 10/15/13(b)(c) ..........................      3,040        3,154,000

                        See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
POLAND--0.2%
Telekomunikacja Polska SA Finance BV 144A
7.75%, 12/10/08(b) ..............................  $   2,700     $  2,790,153

QATAR--0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. 144A
3.437%, 9/15/09(b) ..............................      2,386        2,346,739

RUSSIA--1.0%
Gazprom International SA 144A
7.201%, 2/1/20(b) ...............................      2,861        3,025,786

Gazprom OAO (Gaz Capital SA) 144A
6.212%, 11/22/16(b) .............................     10,405       10,540,265

Gazprom OAO (Gaz Capital SA) 144A
6.51%, 3/7/22(b) ................................      3,235        3,328,006
                                                                 ------------
                                                                   16,894,057
                                                                 ------------
SOUTH KOREA--0.4%
Export-Import Bank of Korea 4.50%, 8/12/09 ......      1,355        1,347,140
Korea Development Bank 4.25%, 11/13/07 ..........      1,000          993,676
Korea Development Bank 3.875%, 3/2/09 ...........      3,000        2,933,874

Korea Electric Power Corp. 144A
4.25%, 9/12/07(b) ...............................      1,500        1,491,834
                                                                 ------------
                                                                    6,766,524
                                                                 ------------
SWITZERLAND--0.1%
Petroplus Finance Ltd. 144A
6.75%, 5/1/14(b) ................................        925          934,250

TURKEY--0.1%
Bosphorus Financial Services Ltd. 144A
7.16%, 2/15/12(b)(c) ............................      2,000        2,020,184

UKRAINE--0.2%
NAK Naftogaz Ukrainy (Standard Bank
London Holdings plc) 8.125%, 9/30/09 ............      2,900        2,943,210

UNITED KINGDOM--0.1%
British Telecommunications plc
8.625%, 12/15/10 ................................      1,500        1,673,223

UNITED STATES--1.1%
Amvescap plc 4.50%, 12/15/09 ....................      2,750        2,702,516

General Electric Capital Corp. ..................
6.625%, 4/17/09 .................................      5,765(m)     4,175,420

Merrill Lynch & Co., Inc. 10.71%, 3/8/17 ........      8,200(g)     4,198,710
Morgan Stanley 144A 10.09%, 5/3/17(b) ...........      6,525(g)     3,212,545
Nova Chemicals Corp. 8.502%, 11/15/13(c) ........      4,409        4,508,202
                                                                 ------------
                                                                   18,797,393
                                                                 ------------


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
VENEZUELA--0.1%
Corporacion Andina de Fomento
5.20%, 5/21/13 ..................................  $   1,000     $    989,965
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $129,309,935)                                    130,459,038
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
2.875%, 9/30/10 .................................      1,195        1,136,744
-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $1,022,870)                                        1,136,744
-----------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES--0.3%

OTHER FOREIGN GOVERNMENT--0.3%
Republic of Indonesia (Citigroup, Inc.)
11.867%, 6/15/09 ................................      4,025        3,988,332
-----------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $3,770,653)                                        3,988,332
-----------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS--7.9%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F
6.86%, 3/31/14(c) ...............................        925          929,625

ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc. Tranche B
7.605%, 3/13/14(c) ..............................        667          669,501

APPAREL RETAIL--0.2%
Hanesbrands, Inc. Tranche B
7.40%, 9/5/13(c) ................................      1,569        1,578,570

HBI Branded Apparel Ltd., Inc. Tranche
5.40%, 3/15/14(c) ...............................      1,885        1,934,481

Totes Isotoner Corp. Tranche B
7.86%, 1/16/13(c) ...............................        478          485,170
                                                                 ------------
                                                                    3,998,221
                                                                 ------------
APPLICATION SOFTWARE--0.2%
Activant Solutions, Inc. Tranche
7.375%, 5/2/13(c) ...............................        931          929,734

Reynolds & Reynolds Co. (The) Tranche
7.88%, 10/24/12(c) ..............................      2,993        3,008,465
                                                                 ------------
                                                                    3,938,199
                                                                 ------------

                        See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------

AUTOMOBILE MANUFACTURERS--0.2%
General Motors Corp. Tranche B
7.745%, 11/29/13(c) .............................  $   2,800     $  2,824,500

AUTOMOTIVE RETAIL--0.1%
Hertz Corp. Tranche 5.35%, 12/21/12(c) ..........        262          263,364
Hertz Corp. Tranche B 7.07%, 12/21/12(c) ........      1,248        1,255,727
                                                                 ------------
                                                                    1,519,091
                                                                 ------------
BROADCASTING & CABLE TV--0.8%
Charter Communications Operating LLC
Tranche 7.33%, 3/6/14 ...........................      4,941        4,940,720

DirecTV Holdings LLC Tranche B
6.82%, 4/13/13(c) ...............................        561          563,748

Mediacom LLC Tranche C 7.07%, 1/31/15(c) ........      4,496        4,496,258
PanAmSat Corp. Tranche B 7.36%, 1/3/14(c) .......      2,940        2,962,276
                                                                 ------------
                                                                   12,963,002
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
SunGard Data Systems, Inc. Tranche
7.685%, 2/11/13(c) ..............................      3,134        3,161,658

DEPARTMENT STORES--0.3%
Neiman-Marcus Group, Inc. (The) Tranche
7.346%, 4/6/13(c) ...............................      5,721        5,770,663

DISTRIBUTORS--0.2%
Building Materials Holding Corp. Tranche B
7.876%, 11/10/13(c) .............................      3,990        3,980,025

DIVERSIFIED CHEMICALS--0.2%
Huntsman Corp. Tranche B
7.07%, 8/16/12(c) ...............................      2,651        2,657,739

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Tranche 7.49%, 1/26/14(c) .........         94           94,609
ARAMARK Corp. Tranche B 7.49%, 1/26/14(c) .......      1,334        1,342,316
                                                                 ------------
                                                                    1,436,925
                                                                 ------------
DIVERSIFIED METALS & MINING--0.3%
Compass Minerals Group, Inc. Trance B
6.86%, 12/22/12(c) ..............................        509          509,308

Freeport-McMoRan Copper & Gold, Inc. ............
Tranche B (Indonesia) 7.10%, 3/19/14(c)(d) ......      3,990        4,004,962
                                                                 ------------
                                                                    4,514,270
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche 7.11%, 1/31/14(c) ...      1,150        1,155,247

ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Allied Waste North America, Inc. ................
Tranche A 7.07%, 1/15/12(c) .....................      1,373        1,382,628


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
ENVIRONMENTAL & FACILITIES SERVICES--CONTINUED
Allied Waste North America, Inc. Tranche B
7.17%, 3/28/14(c) ...............................  $   3,097     $  3,118,515

Duratek, Inc. Tranche B 7.63%, 6/30/16 ..........        431          434,808

EnergySolutions LLC Tranche B
7.63%, 6/7/13(c) ................................        948          955,974

EnviroCare Tranche C 7.57%, 6/30/16 .............         45           45,679
                                                                 ------------
                                                                    5,937,604
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Mosaic Co. (The) Tranche B
7.12%, 12/1/13(c) ...............................      3,300        3,326,812

GENERAL REVENUE--0.0%
Wimar Opco LLC/Wimar Opco Finance Corp.
Tranche B 7.86%, 1/3/12(c) ......................        470          476,346

HEALTH CARE FACILITIES--0.5%
HCA, Inc. Tranche B 8.125%, 11/17/13(c) .........      1,335        1,350,019

Health Management Associates, Inc.
Tranche B 7.11%, 2/28/14(c) .....................      1,253        1,259,265

LifePoint Hospitals, Inc. Tranche B
6.945%, 4/15/12(c) ..............................      5,139        5,138,640
                                                                 ------------
                                                                    7,747,924
                                                                 ------------
HEALTH CARE SERVICES--0.2%
DaVita, Inc. Tranche B 6.86%, 10/5/12 ...........      3,557        3,565,972

HOTELS, RESORTS & CRUISE LINES--0.1%
Hilton Hotels Corp. Tranche B
6.374%, 2/22/13(c) ..............................      1,583        1,585,015

HOUSEWARES & SPECIALTIES--0.2%
Tupperware Brands Corp. Tranche B
6.86%, 12/1/12(c) ...............................      3,219        3,219,148

Yankee Candle Co., Inc. Tranche B
7.36%, 2/6/14(c) ................................        315          316,969
                                                                 ------------
                                                                    3,536,117
                                                                 ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
Mirant North America LLC Tranche B
7.07%, 1/3/13(c) ................................      1,020        1,021,372

NRG Energy, Inc. Tranche B
7.35%, 2/1/13(c) ................................      7,834        7,892,328
                                                                 ------------
                                                                    8,913,700
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.3%
NTELOS, Inc. Tranche B1 7.488%, 8/24/11(c) ......      5,323        5,375,913

                        See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------
OIL & GAS EXPLORATION & PRODUCTION--0.3%
Helix Energy Solutions Group, Inc. Tranche
7.453%, 7/1/13(c) ...............................  $   4,486     $  4,486,491

PAPER PRODUCTS--0.8%
Domtar, Inc. Tranche B 6.723%, 3/7/14(c) ........      1,893        1,890,634

Georgia-Pacific Corp. Tranche A
6.88%, 12/20/10(c) ..............................      1,710        1,718,550

Georgia-Pacific Corp. Tranche B1
7.354%, 12/20/12(c) .............................      4,727        4,747,932

NewPage Corp. Tranche B 7
625%, 5/2/11(c) .................................      4,087        4,127,815
                                                                 ------------
                                                                   12,484,931
                                                                 ------------
PHOTOGRAPHIC PRODUCTS--0.2%
Eastman Kodak Co. Tranche B
7.57%, 10/18/12(c) ..............................      2,606        2,606,404

PUBLISHING--0.2%
Idearc, Inc. Tranche B 7.32%, 11/17/14(c) .......      3,392        3,416,936

RESTAURANTS--0.0%
Burger King Corp. Tranche B1
6.46%, 6/30/12(c) ...............................        363          364,074

SEMICONDUCTORS--0.3%
Advanced Micro Devices, Inc. Tranche B
7.57%, 12/31/13(c) ..............................      2,821        2,829,057

Freescale Semiconductor, Inc. Tranche
7.37%, 12/1/13(c) ...............................      2,835        2,835,000
                                                                 ------------
                                                                    5,664,057
                                                                 ------------
SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B
7.041%, 12/16/11(c) .............................      1,083        1,092,657

TOBACCO--0.1%
Reynolds American, Inc. Tranche
7.113%, 5/31/12(c) ..............................        980          986,813

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc. Tranche 7.13%, 2/14/11 .....        303          302,716

United Rentals, Inc. Tranche B
7.32%, 2/14/11(c) ...............................        676          676,110
                                                                 ------------
                                                                      978,826
                                                                 ------------


                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     ------------

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cricket Communications, Inc. Tranche B1
7.97%, 6/16/13(c) ...............................  $   3,573     $  3,599,798

MetroPCs Wireless, Inc. Tranche B
7.868%, 11/3/13(c) ..............................      3,835        3,854,564
                                                                 ------------
                                                                    7,454,362
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $128,508,634)                                    129,519,620
-----------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS(d)--0.5%

GERMANY--0.2%
Fresenius Medical Care AG & Co. KGaA
Tranche B 6.745%, 3/31/13(c) ....................      4,020        3,994,502

UNITED KINGDOM--0.3%
Yell Group plc Tranche B1
7.32%, 2/10/13(c) ...............................      1,925        1,937,032

INEOS Group Holdings plc Tranche B
7.19%, 2/1/14(c) ................................      1,485        1,494,281

INEOS Group Holdings plc Tranche C
7.69%, 2/1/15(c) ................................      1,485        1,494,281
                                                                 ------------
                                                                    4,925,594
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $8,926,946)                                        8,920,096
-----------------------------------------------------------------------------

                                                    SHARES
                                                   ---------

DOMESTIC COMMON STOCKS--0.0%

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.0%
Dynegy, Inc.(q) .................................        131            1,233

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $797)                                                  1,233
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $1,625,854,089)                                1,631,545,934
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                                                  PAR VALUE
                                                    (000)          VALUE
                                                  ---------     ------------
SHORT-TERM INVESTMENTS--2.0%

COMMERCIAL PAPER(r)--2.0%
Lockhart Funding LLC 5.31%, 5/1/07 .............  $  11,000   $   11,000,000
Sysco Corp. 5.30%, 5/1/07 ......................     15,900       15,900,000
Ciesco LLC 5.25%, 5/2/07 .......................      2,230        2,229,675
Abbott Laboratories 5.25%, 5/4/07 ..............      3,000        2,998,687
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $32,128,362)                                     32,128,362
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $1,657,982,451)                               1,663,674,296(a)

Other assets and liabilities, net--(0.8)%                        (13,874,650)
                                                              --------------
NET ASSETS--100.0%                                            $1,649,799,646
                                                              ==============

   (s)At April 30, 2007, the Fund held forward currency contracts as follows:

                                                                     Net
                                                                 Unrealized
   Contract              In Exchange   Settlement               Appreciation
  to Receive                  for         Date        Value    (Depreciation)
---------------         -------------  ----------  ----------  -------------
JPY 845,297,020         USD 7,064,157   5/7/07     $7,081,541    $  17,384
JPY 446,827,450         USD 3,845,000   6/5/07      3,758,315      (86,685)
JPY 877,628,940         USD 7,690,000   6/7/07      7,383,607     (306,393)
                                                                 ----------
                                                                 $ (375,694)
                                                                 ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,088,012 and gross depreciation of $9,686,345 for federal income tax purposes. At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $1,659,272,629.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $278,918,257 or 16.9% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Australian Dollar.
(g) Par value represents Brazilian Real.
(h) Par value represents British Pound.
(i) Par value represents Canadian Dollar.
(j) Par value represents Euro.
(k) Par value represents Mexican Peso.
(l) Par value represents Norwegian Krone.
(m) Par value represents New Zealand Dollar.
(n) Par value represents Swedish Krona.
(o) All or a portion segregated as collateral for forward currency contracts.
(p) Security in default.
(q) Non-income producing.
(r) The rate shown is the discount rate.
(s) Forward currency contract.

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $1,657,982,451)                           $1,663,674,296
Foreign currency at value
   (Identified cost $47,289)                                          49,242
Cash                                                               9,986,690
Receivables
   Fund shares sold                                               13,110,041
   Investment securities sold                                     11,668,610
   Interest                                                       11,489,019
Prepaid expenses                                                      73,984
Unrealized appreciation on forward currency contracts                 17,384
Trustee retainer                                                       5,919
Other assets                                                         294,432
                                                              --------------
     Total assets                                              1,710,369,617
                                                              --------------
LIABILITIES
Payables
   Investment securities purchased                                52,201,074
   Fund shares repurchased                                         3,945,549
   Dividend distributions                                          1,878,780
   Investment advisory fee                                           705,601
   Distribution and service fees                                     477,664
   Transfer agent fee                                                369,039
   Trustee deferred compensation plan                                294,432
   Administration fee                                                107,106

Unrealized depreciation on forward currency contracts                393,078
   Other accrued expenses                                            197,648
                                                              --------------
     Total liabilities                                            60,569,971
                                                              --------------
NET ASSETS                                                    $1,649,799,646
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $1,649,020,484
Distributions in excess of net investment income                    (834,108)
Accumulated net realized loss                                     (3,779,222)
Net unrealized appreciation                                        5,392,492
                                                              --------------
NET ASSETS                                                    $1,649,799,646
                                                              ==============

CLASS A
Net asset value per share (net assets/shares outstanding)              $4.76
Maximum offering price per share $4.76/(1-2.25%)                       $4.87
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                       268,385,230
Net Assets                                                    $1,276,988,261

CLASS B
Net asset value and offering price per share                           $4.74
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                         5,494,394
Net Assets                                                    $   26,047,039

CLASS C
Net asset value and offering price per share                           $4.79
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                        39,730,100
Net Assets                                                    $  190,461,253

CLASS T
Net asset value and offering price per share                           $4.79
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                        32,662,441
Net Assets                                                    $  156,303,093

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2007
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                         $44,743,139
Foreign taxes withheld                                                (4,014)
                                                                 -----------
     Total investment income                                      44,739,125
                                                                 -----------
EXPENSES
Investment advisory fee                                            4,024,504
Service fees, Class A                                              1,420,784
Distribution and service fees, Class B                               100,965
Distribution and service fees, Class C                               489,524
Distribution and service fees, Class T                               756,311
Administration fee                                                   623,244
Transfer agent                                                     1,275,967
Printing                                                             465,121
Custodian                                                             81,535
Trustees                                                              61,231
Registration                                                          55,250
Professional                                                          36,003
Miscellaneous                                                        112,128
                                                                 -----------
     Total expenses                                                9,502,567
Custodian fees paid indirectly                                       (55,927)
                                                                 -----------
     Net expenses                                                  9,446,640
                                                                 -----------
NET INVESTMENT INCOME (LOSS)                                      35,292,485
                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                            6,162,026
Net realized gain (loss) on foreign currency transactions         (1,475,456)
Net change in unrealized appreciation (depreciation)
   on investments                                                  3,864,033
Net change in unrealized appreciation (depreciation)
   on foreign currency translations                                  (80,000)
                                                                 -----------
NET GAIN (LOSS) ON INVESTMENTS                                     8,470,603
                                                                 -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                               $43,763,088
                                                                 ===========

                       See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                     STATEMENT OF CHANGES IN NET ASSETS

                                                                                    Six Months
                                                                                      Ended
                                                                                  April 30, 2007         Year Ended
                                                                                   (Unaudited)        October 31, 2006
                                                                                 ----------------     ----------------
FROM OPERATIONS
Net investment income (loss)                                                       $   35,292,485       $   66,521,056
Net realized gain (loss)                                                                4,686,570           (9,709,767)
Net change in unrealized appreciation (depreciation)                                    3,784,033           14,643,757
                                                                                   --------------       --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            43,763,088           71,455,046
                                                                                   --------------       --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A                                                        (28,816,022)         (43,782,866)
Net investment income, Class B                                                           (619,091)          (1,170,687)
Net investment income, Class C                                                         (4,692,048)         (10,060,118)
Net investment income, Class T                                                         (3,250,479)          (6,355,023)
                                                                                   --------------       --------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                             (37,377,640)         (61,368,694)
                                                                                   --------------       --------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (77,312,644 and 151,777,666 shares, respectively)    367,485,845          713,453,990
   Net asset value of shares issued from reinvestment of
      distributions (5,094,167 and 7,324,686 shares, respectively)                     24,220,839           34,423,123
   Cost of shares repurchased (38,277,665 and 109,181,485 shares, respectively)      (181,948,399)        (511,744,030)
                                                                                   --------------       --------------
Total                                                                                 209,758,285          236,133,083
                                                                                   --------------       --------------
CLASS B
   Proceeds from sales of shares (484,948 and 1,291,422 shares, respectively)           2,296,200            6,045,234
   Net asset value of shares issued from reinvestment of distributions (99,821
      and 170,098 shares, respectively)                                                   472,883              796,966
   Cost of shares repurchased (987,606 and 2,608,836 shares, respectively)             (4,679,755)         (12,207,902)
                                                                                   --------------       --------------
Total                                                                                  (1,910,672)          (5,365,702)
                                                                                   --------------       --------------
CLASS C
   Proceeds from sales of shares (4,040,261 and 11,032,072 shares, respectively)       19,348,090           52,247,417
   Net asset value of shares issued from reinvestment of distributions (734,247 and
      1,521,861 shares, respectively)                                                   3,516,658            7,207,044
   Cost of shares repurchased (8,070,431 and 32,038,258 shares, respectively)         (38,651,837)        (151,593,132)
                                                                                   --------------       --------------
Total                                                                                 (15,787,089)         (92,138,671)
                                                                                   --------------       --------------
CLASS T
   Proceeds from sales of shares (5,675,493 and 8,658,148 shares, respectively)        27,133,873           40,930,640
   Net asset value of shares issued from reinvestment of distributions (520,051 and
      815,816 shares, respectively)                                                     2,485,987            3,858,502
   Cost of shares repurchased (5,725,691 and 18,718,394 shares, respectively)         (27,369,571)         (88,443,462)
                                                                                   --------------       --------------
Total                                                                                   2,250,289          (43,654,320)
                                                                                   --------------       --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          194,310,813           94,974,390
                                                                                   --------------       --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                              200,696,261          105,060,742

NET ASSETS
   Beginning of period                                                              1,449,103,385        1,344,042,643
                                                                                   ==============       ==============
   END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
      UNDISTRIBUTED NET INVESTMENT INCOME OF $(834,108) AND
      $1,251,047, RESPECTIVELY)                                                    $1,649,799,646       $1,449,103,385
                                                                                   ==============       ==============

                        See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                                                        FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)
                                                                                CLASS A
                                             ----------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31
                                                APRIL 30, 2007 ----------------------------------------------------------------
                                                 (UNAUDITED)    2006         2005         2004     2003(3)   2002(2)(3)
Net asset value, beginning of period             $ 4.74       $ 4.70       $ 4.83       $ 4.78      $ 4.56      $ 4.58
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.11(6)      0.22(6)      0.20(6)      0.21        0.22        0.25
   Net realized and unrealized gain (loss)         0.03         0.03        (0.12)        0.06        0.21       (0.02)
                                                 ------        ------       ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.14         0.25         0.08         0.27        0.43        0.23
                                                 ------        ------       ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.12)       (0.21)       (0.19)       (0.22)      (0.21)      (0.25)
   Distributions from net realized gains             --           --           --(5)        --          --          --
   Tax return of capital                             --           --        (0.02)          --          --          --
                                                 ------       ------       ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                          (0.12)       (0.21)       (0.21)       (0.22)      (0.21)      (0.25)
                                                 ------       ------       ------       ------      ------      ------
Change in net asset value                          0.02         0.04        (0.13)        0.05        0.22       (0.02)
                                                 ------       ------       ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $ 4.76       $ 4.74       $ 4.70       $ 4.83      $ 4.78      $ 4.56
                                                 ======       ======       ======       ======      ======      ======
Total return(1)                                    2.98%(8)     5.37%        1.64%        5.69%       9.68%       5.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $1,276,988   $1,062,479     $819,283     $372,463    $229,020     $83,665

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.14%(7)     1.04%        1.02%        1.03%        1.08%      1.23%
   Net investment income (loss)                    4.79%(7)     4.75%        4.24%        4.17%        4.28%      5.09%
Portfolio turnover                                   35%(8)       93%          83%          95%         135%       146%

                                                                                CLASS B
                                            -----------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                              YEAR ENDED OCTOBER 31
                                            APRIL 30, 2007 --------------------------------------------------------------
                                              (UNAUDITED)     2006         2005          2004         2003(4)   2002(2)(4)
Net asset value, beginning of period             $ 4.72       $ 4.68       $ 4.82       $ 4.77      $ 4.55      $ 4.56
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.10(6)      0.20(6)      0.18(6)      0.19        0.20        0.22
   Net realized and unrealized gain (loss)         0.03         0.02        (0.14)        0.05        0.21          --(5)
                                                 ------       ------       ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.13         0.22         0.04         0.24        0.41        0.22
                                                 ------       ------       ------       ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.11)       (0.18)       (0.16)       (0.19)      (0.19)      (0.23)
   Distributions from net realized gains             --           --           --(5)        --          --          --
   Tax return of capital                             --           --        (0.02)          --          --          --
                                                 ------       ------       ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                          (0.11)       (0.18)       (0.18)       (0.19)      (0.19)      (0.23)
                                                 ------       ------       ------       ------      ------      ------
Change in net asset value                          0.02         0.04        (0.14)        0.05        0.22       (0.01)
                                                 ------       ------       ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $ 4.74       $ 4.72       $ 4.68       $ 4.82      $ 4.77      $ 4.55
                                                 ======       ======       ======       ======      ======      ======
Total return(1)                                    2.74%(8)     4.64%        1.12%        5.16%       9.17%       4.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $26,047      $27,845      $33,003      $33,325     $30,457     $21,450

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.63%(7)     1.54%        1.51%        1.52%       1.58%       1.73%
   Net investment income                           4.29%(7)     4.24%        3.72%        3.68%       3.88%       4.62%
Portfolio turnover                                   35%(8)       93%          83%          95%        135%        146%

(1) Sales charges are not reflected in the total return calculation.
(2) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 5.24% to 5.25% for Class A and from 4.77% to 4.79% for Class B. There was no effect on net investment income per share and net realized and unrealized gains and losses per share.
(3) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares had no impact on net investment income or net realized and unrealized gain (loss) per share for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.06% and 0.16% for the periods ended October 31, 2003 and 2002, respectively.
(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 and $0.01 for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.06% and 0.17% for the periods ended October 31, 2003 and 2002, respectively.
(5) Amount is less than $0.01.
(6) Computed using average shares outstanding.
(7) Annualized.
(8) Not annualized.

                        See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS C
                                            -----------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                             YEAR ENDED OCTOBER 31
                                            APRIL 30, 2007 --------------------------------------------------------------
                                              (UNAUDITED)      2006         2005         2004      2003(4)   2002(3)(4)
Net asset value, beginning of period             $ 4.77       $ 4.73       $ 4.87       $ 4.81      $ 4.58      $ 4.59
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.11(7)      0.21(7)      0.19(7)      0.21        0.21        0.23
   Net realized and unrealized gain (loss)         0.02         0.02        (0.13)        0.05        0.22         --(6)
                                                 ------       ------       ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.13         0.23         0.06         0.26        0.43        0.23
                                                 ------       ------       ------       ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.11)       (0.19)       (0.18)       (0.20)      (0.20)      (0.24)
   Distributions from net realized gains             --           --           --(6)        --          --          --
   Tax return of capital                             --           --        (0.02)          --          --          --
                                                 ------       ------       ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                          (0.11)       (0.19)       (0.20)       (0.20)      (0.20)      (0.24)
                                                 ------       ------       ------       ------      ------      ------
Change in net asset value                          0.02         0.04        (0.14)        0.06        0.23       (0.01)
                                                 ------       ------       ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $ 4.79       $ 4.77       $ 4.73       $ 4.87      $ 4.81      $ 4.58
                                                 ======       ======       ======       ======      ======      ======
Total return(1)                                    2.83%(9)     5.07%        1.15%        5.59%       9.60%       5.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $190,461     $205,385     $295,926     $238,854    $163,436     $52,101

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.38%(8)     1.28%        1.26%        1.27%       1.33%       1.47%
   Net investment income                           4.53%(8)     4.48%        3.98%        3.92%       4.02%       4.78%
Portfolio turnover                                   35%(9)       93%          83%          95%        135%        146%

                                                                          CLASS T
                                            ---------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED            YEAR ENDED OCTOBER 31         FROM INCEPTION
                                            APRIL 30, 2007  ----------------------------------  JUNE 2, 2003 TO
                                              (UNAUDITED)     2006         2005        2004   OCTOBER 31, 2003(5)
Net asset value, beginning of period             $ 4.76       $ 4.73       $ 4.86       $ 4.80      $ 4.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.10(7)      0.19(7)      0.17(7)      0.18        0.07
   Net realized and unrealized gain (loss)         0.03         0.01        (0.13)        0.06       (0.02)
                                                 ------       ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS              0.13         0.20         0.04         0.24        0.05
                                                 ------       ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.10)       (0.17)       (0.15)       (0.18)      (0.07)
   Distributions from net realized gains             --           --           --(6)        --          --
   Tax return of capital                             --           --        (0.02)          --          --
                                                 ------       ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                          (0.10)       (0.17)       (0.17)       (0.18)      (0.07)
                                                 ------       ------       ------       ------      ------
Change in net asset value                          0.03         0.03        (0.13)        0.06       (0.02)
                                                 ------       ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                   $ 4.79       $ 4.76       $ 4.73       $ 4.86      $ 4.80
                                                 ======       ======       ======       ======      ======
Total return(1)                                    2.80%(9)     4.34%        0.84%        5.05%       1.10%(9)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $156,303     $153,395     $195,830     $120,145     $26,646

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.88%(8)     1.79%        1.76%        1.78%       1.90%(2)(8)
   Net investment income                           4.03%(8)     3.98%        3.48%        3.40%       3.06%(8)
Portfolio turnover                                   35%(9)       93%          83%          95%        135%(9)


(1) Sales charges are not reflected in the total return calculation.
(2) The ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(3) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for Class C shares for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 4.93% to 4.95%. There was no effect on net investment income per share and net realized and unrealized gains and losses per share.
(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 and $0.01 for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.01% and 0.17% for the periods ended October 31, 2003 and 2002, respectively.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class T shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 for the period ending October 31, 2003. The net investment income ratio for the period ending October 31, 2003 decreased by 0.15%.
(6) Amount is less than $0.01.
(7) Computed using average shares outstanding.
(8) Annualized.
(9) Not annualized.

                        See Notes to Financial Statements

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED)

1. ORGANIZATION
   Phoenix Multi-Series Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently, two Funds are offered for sale (each a "Fund"). The Phoenix Multi-Sector Fixed Income Fund ("Multi-Sector Fixed Income Fund") is diversified and has an investment objective to maximize current income while preserving capital. The Phoenix Multi-Sector Short Term Bond Fund
("Multi-Sector Short Term Bond Fund") is diversified and has an investment objective to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes.
   The Funds offer the following classes of shares for sale:

                                     Class A    Class B     Class C    Class T
                                     -------    -------     -------    -------
Multi-Sector Fixed Income Fund ..          X          X           X         --
Multi-Sector Short Term Bond Fund          X          X           X          X

   Class A shares of the Multi-Sector Fixed Income Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of the Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of up to 2.25%. Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year following purchases on which a finder's fee has been paid. Class B shares of the Multi-Sector Fixed Income Fund are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares of the Multi-Sector Short Term Bond Fund are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares of the Multi-Sector Fixed Income Fund are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class C shares of the Multi-Sector Short Term Bond Fund are sold with no sales charge. Class T shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Certain securities held by the Trust were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At April 30, 2007, the total value of these securities represented approximately 3.7% and 5.9% of the net assets of the Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, respectively.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.
   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED) (CONTINUED)

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified.
   Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its sharehol ders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.
   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective six months after the fiscal year ended October 31, 2007. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation by management of the impact that will result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. For the Multi-Sector Fixed Income Fund and the Multi-Sector Short Term Bond Fund, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.


E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:
   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED) (CONTINUED)

I. LOAN AGREEMENTS:
   Each Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

J. SWAP AGREEMENTS:
   Each Fund may invest in swap agreements, including interest rate, index, total return, credit default and foreign currency exchange rate swaps. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.
   Interest rate and foreign currency swaps involve the exchange by the Funds with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).
   Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.
   Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Funds' custodian.
   Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.


K. CREDIT LINKED NOTES:
   Each Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

L. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS
   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:


                                               First $1        $1-2    Over $2
                                                Billion     Billion    Billion
                                                -------     -------    -------
Multi-Sector Fixed Income Fund ..............      0.55%       0.50%      0.45%
Multi-Sector Short Term Bond Fund ...........      0.55%       0.50%      0.45%

   Effective March 1, 2007, Goodwin Capital Advisers, Inc. ("Goodwin"), an indirect wholly-owned subsidiary of PNX, became the subadviser to the Funds. The portfolio managers will continue in their current role. The Funds' investment objectives and investment strategies are not affected by this change. The Adviser manages the Funds' investment program and the general operations of the funds, including oversight of the Funds' subadviser. The subadviser manages the investments of the fund.


   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended April 30, 2007, as follows:

                                   Class A      Class B     Class C    Class T
                                     Net       Deferred    Deferred   Deferred
                                   Selling       Sales       Sales      Sales
                                 Commissions    Charges     Charges    Charges
                                 -----------    -------     -------    -------
Multi-Sector Fixed
  Income Fund ...................    $ 5,464    $ 7,470      $2,499    $    --
Multi-Sector Short
  Term Bond Fund. ...............     20,299      9,332          45     16,654

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED) (CONTINUED)

In addition, each Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:
                                     Class A    Class B     Class C    Class T
                                     -------    -------     -------    -------
Multi-Sector Fixed Income Fund ..       0.25%      1.00%       1.00%        --
Multi-Sector Short Term Bond Fund       0.25%      0.75%       0.50%      1.00%

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund.
   For the period ended April 30, 2007, the Trust incurred administration fees totaling $685,157.
   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as subtransfer agent. For the period ended April 30, 2007, transfer agent fees were $1,382,908.
   At April 30, 2007, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                                    Aggregate
                                                                    Net Asset
                                                   Shares             Value
                                                 ---------         -----------
Multi-Sector Short Term Bond Fund
   Class A................................       3,222,960         $15,341,292
   Class T................................         167,639             802,991

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statements of Assets and Liabilities at April 30, 2007.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) for the period ended April 30, 2007, were as follows:


                                                Purchases             Sales
                                              ------------        ------------
Multi-Sector Fixed Income Fund.............   $ 55,227,892        $ 57,015,516
Multi-Sector Short Term Bond Fund..........    499,684,751         370,356,103

   Purchases and sales of long-term U.S. Government and agency securities for the period ended April 30, 2007, were as follows:

                                                Purchases             Sales
                                              ------------        ------------
Multi-Sector Fixed Income Fund ............   $ 30,835,694        $ 19,874,710
Multi-Sector Short Term Bond Fund .........    247,547,981         152,506,199

5. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
   The Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

6. ILLIQUID AND RESTRICTED SECURITIES
   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.
   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.
   At April 30, 2007, the Multi-Sector Fixed Income Fund held the following restricted security:

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED) (CONTINUED)

                                                            Market     % of
                               Acquisition  Acquisition     Value   Net Assets
                                   Date         Cost     at 4/30/07 at 4/30/07
                               -----------  -----------  ---------- ----------
Northampton Pulp LLC              12/30/99    $348,720      $5,840      0.0%

   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7. INDEMNIFICATIONS
   Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.


9. FEDERAL INCOME TAX INFORMATION
   The Funds have the following capital loss carryovers which may be used to offset future capital gains:

                                                Expiration Year
                                -----------------------------------------------
                                    2007               2008             2009
                                -----------         ----------       ----------
Multi-Sector Fixed
  Income Fund ..............    $36,212,431         $9,038,031       $7,667,262
Multi-Sector Short Term
  Bond Fund ................             --                 --               --

                                    2010       2013         2014       Total
                                ----------- ----------  ----------  -----------
Multi-Sector Fixed
  Income Fund...............    $13,774,073 $       --  $       --  $66,691,797
Multi-Sector Short Term
  Bond Fund.................             --  1,941,610   5,402,008   7,343,618

   The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX MULTI-SECTOR FIXED INCOME FUND AND PHOENIX MULTI-SECTOR SHORT TERM BOND FUND (EACH, A "FUND")
APRIL 30, 2007 (UNAUDITED)

   The Board of Trustees (the "Board") is responsible for determining whether to approve each Fund's investment advisory and subadvisory agreements. At meetings held on November 15-16, 2006 and March 1, 2007, the Board, including a majority of the independent Trustees, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC" or "Advisor") and each Fund and approved a subadvisory agreement (the "Subadvisory Agreement") between PIC and Goodwin Capital Advisers, Inc. ("Goodwin" or "Subadvisor"), respectively. Pursuant to the Advisory Agreement, PIC provides advisory services to each Fund. Effective March 1, 2007, Goodwin became Subadvisor to each Fund as a result of a restructuring of the advisory services provided to each Fund. Each Fund relied upon an opinion of counsel to determine that adding Goodwin as a subadvisor to each Fund did not constitute an assignment of the Advisory Agreement under the Investment Company Act of 1940 because the Advisor and Goodwin are under common management and control and the same investment personnel at PIC would continue to provide investment services to the Funds at Goodwin. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day-to-day investment management for each Fund.
   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory and Subadvisory Agreements, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decisions.

ADVISORY AGREEMENT CONSIDERATIONS AT
NOVEMBER 15-16, 2006 MEETING
   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to each Fund such as quarterly reports provided by PIC: 1) comparing the performance of each Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for each Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and each Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives and brokerage commissions. The Board noted that PIC is responsible for managing each Fund's investment program, the general operations and the day-to-day management of each Fund and for compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. The Board also considered the experience of PIC as an investment advisor and the experience of the team of portfolio managers that manage each Fund, and its current experience in acting as an investment advisor to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Funds prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of each Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of each Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that Phoenix Multi-Sector Fixed Income Fund outperformed its benchmark for the 1, 3 and 5 year and year-to-date periods ended September 30, 2006 and had trailed its benchmark for the 10-year period ended September 30, 2006. Also, the Board noted that Phoenix Multi-Sector Short Term Bond Fund outperformed its benchmark for the 3, 5, 10 and year-to-date periods ended September 30, 2006 but, had trailed its benchmark for the 1-year period ended September 30, 2006. The Board also noted that Phoenix Multi-Sector Short Term Bond Fund was in the top 4% of funds in its Lipper category for the year-to-date and 1-year periods and that it had been rated first in its category for the 3 and 5-year periods. The Board concluded that each Fund's performance was reasonable.
   PROFITABILITY. The Board also considered the level of profits expected to be realized by PIC and its affiliates in connection with the operation of each Fund. In this regard, the Board reviewed each Fund's profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its expected profits and that of its affiliates for providing administrative

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX MULTI-SECTOR FIXED INCOME FUND AND PHOENIX MULTI-SECTOR SHORT TERM BOND FUND (EACH, A "FUND")
APRIL 30, 2007 (UNAUDITED) (CONTINUED)

support for each Fund. Attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation for each fund appeared reasonable. The Board concluded that the expected profitability to PIC from each Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fee and total expense ratio of each Fund compared with those of a group of funds selected by Lipper. The Board noted that for Phoenix Multi-Sector Fixed Income Fund, the management fee was less than the median for the Lipper peer group and that the total expenses of the Fund were slightly above the average total expenses for comparable funds; and, for Phoenix Multi-Sector Short Term Bond Fund, the management fee was at the median for the Lipper peer group and that the total expenses of the Fund were higher than the average total expenses for comparable funds. The Board was satisfied with the management fee and total expenses of each Fund in comparison to its Lipper expense peer group and concluded that such fees and expenses were reasonable.
   ECONOMIES OF SCALE. The Board noted that each Fund's management fee included breakpoints based on assets under management. The Board also noted that it was likely that PIC and each Fund would achieve certain economies of scale as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS AT MARCH 1, 2007 MEETING

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by the Subadvisor to each Fund would be reasonable. The Board's opinion was based, in part, upon the fact that effective January 1, 2007, the fixed income division of PIC became affiliated with a separate registered investment advisor known as Goodwin Capital Advisers, Inc. Previously, Goodwin had operated under another name. The Board noted that the portfolio management team had an average of over 16 years of experience in the investment management business and this team would continue to serve the Funds in the same manner under the Goodwin name. Because of Goodwin's previous and continued affiliation with PIC and the portfolio management team's extensive experience, the Board concluded that the nature, extent and quality of services would continue. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to be paid to portfolio managers was the relative investment performance of the funds that they managed, which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Funds prepared by Lipper and reviewed by the Board for a November 15-16, 2006 Board meeting based on the foregoing performance discussions. Based on the foregoing performance discussions, the Board determined that the investment performance of each Fund was reasonable.

   PROFITABILITY. The Board did not separately review profitability information for the Subadvisor because such information was not available.

   SUBADVISORY FEE. The Board reviewed the proposed subadvisory fee and determined that the fee was in line with industry standards. The Board also noted that the subadvisory fee is paid by PIC and not by each Fund.

   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to each Fund's shareholders, but noted that any economies would be generated with respect to PIC, because PIC pays the subadvisory fee.

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX MULTI-SERIES TRUST
                                NOVEMBER 21, 2006
                                   (UNAUDITED)

   At a special meeting of shareholders of Phoenix Multi-Sector Fixed Income Fund and Phoenix Multi-Sector Short Term Bond Fund (each a "Fund"), series of Phoenix Multi-Series Trust (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:


NUMBER OF ELIGIBLE UNITS VOTED:

                                                                  FOR        AGAINST      ABSTAIN    BROKER NON-VOTES
                                                              ----------    ---------    ---------   ----------------

To approve a proposal to permit Phoenix Investment
Counsel, Inc. to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval

o   Phoenix Multi-Sector Fixed Income Fund ............        6,393,533      351,748      279,441       1,989,024
o   Phoenix Multi-Sector Short Term Bond Fund .........       96,624,869    6,459,990    4,160,324      51,785,755



To approve the amendment of fundamental
restrictions of the Fund with respect to loans



o   Phoenix Multi-Sector Fixed Income Fund ............        6,437,994      283,823      302,905       1,989,024
o   Phoenix Multi-Sector Short Term Bond Fund .........       96,776,666    5,839,796    4,628,722      51,785,755



To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental

o   Phoenix Multi-Sector Fixed Income Fund ............        6,396,398      339,542      288,782       1,989,024
o   Phoenix Multi-Sector Short Term Bond Fund .........       95,672,405    6,716,041    4,856,737      51,785,755

   Shareholders of Phoenix Multi-Sector Short Term Bond Fund did NOT approve these proposals.

PHOENIX MULTI-SERIES TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM





--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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



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

                                 ---------------
                                    PRESORTED
                                    STANDARD
                                  U.S. POSTAGE
                                      PAID
                                 Louisville, KY
                                 Permit No. 1051
                                 ---------------

[GRAPHIC OMITTED]

PHOENIX

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480




For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.




PXP1513                                                                    6-07
BPD31888



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to  Rule 30a-2(a) under the  1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to  Rule 30a-2(b) under the  1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Multi-Series Trust
            -----------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         ----------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date          July 9, 2007
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         ----------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date          July 9, 2007
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         ----------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date          July 9, 2007
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.